UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	155.5%

Corporate Bonds and Notes	79.9%
Advertising	0.1%
World Directories Acquisition Subsidiary Corp.		8.375%	12/01/14	$270	$261	A

Aerospace/Defense	2.1%
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,291
Raytheon Company		6.750%	08/15/07	584	603
Raytheon Company		7.200%	08/15/27	1,000	1,195
The Boeing Company		6.125%	02/15/33	600	657

					3,746

Apparel	0.4%
Levi Strauss & Co.		9.750%	01/15/15	240	245
Oxford Industries, Inc.		8.875%	06/01/11	270	281
Russell Corporation		9.250%	05/01/10	220	222

					748

Auto Parts and Equipment	1.0%
Commercial Vehicle Group, Inc.		8.000%	07/01/13	250	251	A
Delphi Corporation		6.500%	08/15/13	210	141
Keystone Automotive Operations Inc.		9.750%	11/01/13	480	478
Tenneco Automotive Inc.		10.250%	07/15/13	230	257
Visteon Corporation		8.250%	08/01/10	680	646

					1,773

Automotive	2.7%
Asbury Automotive Group Inc.		9.000%	06/15/12	345	347
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,086
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,211
Ford Motor Company		7.450%	07/16/31	2,700	2,106

					4,750

Banking and Finance	5.7%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,090
Boeing Capital Corporation		5.800%	01/15/13	400	423
Ford Motor Credit Company		6.625%	06/16/08	210	205
Ford Motor Credit Company		7.375%	10/28/09	695	671
Ford Motor Credit Company		7.250%	10/25/11	1,700	1,614
Fuji JGB Inv		9.870%	06/30/08	790	881	A,B
General Motors Acceptance Corporation		6.125%	02/01/07	1,025	1,019
General Motors Acceptance Corporation		6.875%	09/15/11	1,175	1,069
General Motors Acceptance Corporation		7.000%	02/01/12	1,500	1,355
General Motors Acceptance Corporation		8.000%	11/01/31	70	61
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,630

					10,018

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Banks	0.3%
Washington Mutual Bank FA		5.500%	01/15/13	$440	$449

Building Materials	0.5%
Associated Materials Inc.		0.000%	03/01/14	720	360	C
Goodman Global Holding Company, Inc.		6.410%	06/15/12	20	20	A,B
NTK Holdings, Inc.		0.000%	03/01/14	320	179	C
Nortek Inc.		8.500%	09/01/14	290	267

					826

Cable	2.2%
Charter Communication Holdings II		10.250%	09/15/10	492	504
Charter Communication, Inc.		0.000%	05/15/11	370	265	C
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	538
Comcast Corporation		6.500%	01/15/15	400	432
Comcast Corporation		7.050%	03/15/33	1,000	1,113
CSC Holdings Inc.		8.125%	08/15/09	383	386
CSC Holdings Inc.		7.000%	04/15/12	250	236	A
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	351

					3,825

Chemicals	1.8%
Huntsman International LLC		10.125%	07/01/09	152	156
Lyondell Chemical Company		9.625%	05/01/07	50	53
Millennium America Inc.		9.250%	06/15/08	24	26
The Dow Chemical Company		6.000%	10/01/12	2,500	2,647
Westlake Chemical Corporation		8.750%	07/15/11	234	252

					3,134

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	350	388
Computers Services and Systems	1.7%
Activant Solutions, Inc.		9.504%	04/01/10	250	255	A,B
DynCorp Inc.		9.500%	02/15/13	550	575	A
Electronic Data Systems Corporation		7.125%	10/15/09	700	750
Electronic Data Systems Corporation		7.450%	10/15/29	500	524
International Business Machines Corporation		4.750%	11/29/12	240	240
Sungard Data Systems Inc.		10.250%	08/15/15	630	638	A

					2,982

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Containers and Packaging	0.5%
Graham Packaging Company Inc.		9.875%	10/15/14	$190	$182
Graphic Packaging International Corp.		9.500%	08/15/13	130	122
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	356
Solo Cup Company		8.500%	02/15/14	250	221

					881

Construction Machinery	0.3%
H&E Equipment/Finance Corp.		11.125%	06/15/12	390	437

Diversified Financial Services	2.9%
CIT Group Inc.		7.750%	04/02/12	1,600	1,834	J
Citigroup Inc.		6.625%	06/15/32	1,000	1,127
CitiSteel USA Inc.		11.553%	09/01/10	350	345	A,B
General Electric Capital Corporation		3.750%	12/15/09	740	715
General Electric Capital Corporation		6.000%	06/15/12	700	745
General Electric Capital Corporation		5.450%	01/15/13	250	259

					5,025

Drug & Grocery Store Chains	0.3%
Safeway Inc.		5.800%	08/15/12	500	503

Electric	7.0%
Dominion Resources, Inc.		5.700%	09/17/12	770	795
Duke Energy Corporation		6.250%	01/15/12	250	266
Elwood Energy LLC		8.159%	07/05/26	373	414
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,181
FirstEnergy Corp.		6.450%	11/15/11	610	650
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,566
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	261
Niagara Mohawk Power Corporation		7.750%	10/01/08	1,500	1,623
Progress Energy, Inc.		7.100%	03/01/11	250	272
Progress Energy, Inc.		6.850%	04/15/12	750	812
Texas Genco LLC		6.875%	12/15/14	206	210	A
The AES Corporation		7.750%	03/01/14	430	456
The AES Corporation		9.000%	05/15/15	440	483	A
TXU Electric Delivery Company		7.000%	09/01/22	250	280

					12,269

Energy	0.4%
Midwest Generation LLC		8.750%	05/01/34	325	362
Reliant Energy Inc.		6.750%	12/15/14	400	393

					755

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Entertainment	0.1%
Warner Music Group		7.375%	04/15/14	$110	$110

Environmental Services	1.7%
Allied Waste North America Incorporated		8.875%	04/01/08	350	365
Waste Management, Inc.		7.375%	05/15/29	2,000	2,325
Waste Management, Inc.		7.750%	05/15/32	40	49
Waste Services, Inc.		9.500%	04/15/14	280	279	A

					3,018

Food, Beverage and Tobacco	2.2%
Altria Group, Inc.		7.000%	11/04/13	250	274
Altria Group, Inc.		7.750%	01/15/27	1,000	1,166
Kraft Foods Inc.		5.250%	10/01/13	400	404
Nabisco Inc.		7.550%	06/15/15	1,500	1,776
Reynolds American Inc.		6.500%	07/15/10	160	160	A

					3,780

Gaming	1.0%
Ameristar Casinos, Inc.		10.750%	02/15/09	500	534
Inn of The Mountain Gods		12.000%	11/15/10	530	599
Premier Entertainment Biloxi LLC		10.750%	02/01/12	707	637
Station Casinos, Inc.		6.875%	03/01/16	20	20

					1,790

Gas and Pipeline Utilities	3.8%
Duke Energy Field Services Corporation		7.875%	08/16/10	750	843
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,627
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	553
Pacific Energy Partners LP/Pacific Energy Finance Corp.		7.125%	06/15/14	120	125
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	399
Texas Eastern Transmission		5.250%	07/15/07	750	756
The Williams Companies, Inc.		7.500%	01/15/31	902	958
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,416

					6,677

Healthcare	2.2%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	260
Tenet Healthcare Corporation		9.875%	07/01/14	713	745
Tenet Healthcare Corporation		9.250%	02/01/15	2,810	2,838	A

					3,843

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Investment Banking/Brokerage	4.3%
Credit Suisse First Boston, USA		6.500%	01/15/12	$1,125	$1,218
JPMorgan Chase & Co.		5.750%	01/02/13	1,750	1,820
JPMorgan Chase & Co.		5.125%	09/15/14	1,300	1,297
Morgan Stanley		6.600%	04/01/12	1,500	1,625
Refco Finance Holdings LLC		9.000%	08/01/12	292	318
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,301

					7,579

Machinery	0.5%
Case New Holland Inc.		9.250%	08/01/11	278	294
Terex Corporation		7.375%	01/15/14	500	505

					799

Manufacturing (Diversified)	2.2%
Acco Brands Corporation		7.625%	08/15/15	100	99	A
Ames True Temper, Inc.		7.598%	01/15/12	260	242	B
Eastman Kodak Co.		7.250%	11/15/13	850	806
Interface, Inc.		10.375%	02/01/10	400	432
Jacuzzi Brands, Incorporated		9.625%	07/01/10	535	567
KI Holdings Inc.		0.000%	11/15/14	220	150	C
Koppers Inc.		9.875%	10/15/13	298	329
Leiner Health Products L.P.		11.000%	06/01/12	280	239
Norcraft Companies, L.P.		9.000%	11/01/11	370	383
Norcraft Holdings L.P.		0.000%	09/01/12	160	112	C
Rayovac Corporation		8.500%	10/01/13	240	232
Spectrum Brands, Inc.		7.375%	02/01/15	90	81
Samsonite Corporation		8.875%	06/01/11	110	117

					3,789

Media	3.5%
AOL Time Warner Inc.		6.150%	05/01/07	250	256
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,530
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,362
Emmis Communications Corporation		6.875%	05/15/12	120	120
Liberty Media Corporation		5.370%	09/17/06	88	89	B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,035	D
News America Holdings Inc.		6.625%	01/09/08	300	312
News America Holdings Inc.		8.875%	04/26/23	400	510
Paxson Communications Corporation		0.000%	01/15/09	350	339	C
Paxson Communications Corporation		10.750%	07/15/08	150	147
Sinclair Broadcast Group, Inc.		8.000%	03/15/12	330	338

					6,038

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Medical Care Facilities	0.8%
Community Health Systems Inc.		6.500%	12/15/12	$150	$150
DaVita, Inc.		7.250%	03/15/15	220	223
HCA, Inc.		7.690%	06/15/25	120	121
HCA, Inc.		7.500%	11/06/33	190	190
Healthsouth Corporation		10.750%	10/01/08	250	244
Select Medical Corporation		7.625%	02/01/15	240	230
Vanguard Health Systems, Inc.		9.000%	10/01/14	160	170

					1,328

Metals and Mining	0.7%
Alcoa Inc.		5.375%	01/15/13	750	772
Allegheny Technologies, Inc.		8.375%	12/15/11	360	387

					1,159

Office Equipment	0.1%
Xerox Corporation		7.625%	06/15/13	130	138

Oil and Gas	7.7%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,983
AmeriGas Partners, L.P.		7.250%	05/20/15	260	272	A
Belden & Blake Corporation		8.750%	07/15/12	750	784
ConocoPhillips		4.750%	10/15/12	1,000	1,004
Devon Energy Corporation		7.950%	04/15/32	1,000	1,275
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,198
El Paso CPG Co.		6.375%	02/01/09	333	325
El Paso CPG Co.		7.750%	06/15/10	1,496	1,526
El Paso Corporation		7.625%	07/15/11	500	507
El Paso Corporation		7.800%	08/01/31	210	211
El Paso Production Holding Company		7.750%	06/01/13	250	261
Encore Acquisition Company		6.000%	07/15/15	100	98	A
Encore Acquisition Company		6.250%	04/15/14	40	40
KCS Energy, Inc.		7.125%	04/01/12	250	256	A
Occidental Petroleum Corporation		6.750%	01/15/12	500	555
Parker Drilling Company		10.125%	11/15/09	24	25
Parker Drilling Company		9.625%	10/01/13	300	341
Plains Exploration & Production Company		7.125%	06/15/14	190	200
Pride International, Inc.		7.375%	07/15/14	240	261
Superior Energy Services, Inc.		8.875%	05/15/11	170	179
Suburban Propane Partners, LP		6.875%	12/15/13	410	373
Valero Energy Corporation		7.500%	04/15/32	400	483
Vintage Petroleum, Inc.		7.875%	05/15/11	250	261

					13,418

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Paper and Forest Products	2.5%
Georgia-Pacific Corp.		9.500%	12/01/11	$110	$130
NewPage Corporation		12.000%	05/01/13	500	435
Weyerhaeuser Company		6.750%	03/15/12	2,400	2,593
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,131

					4,289

Publishing	0.5%
Dex Media East LLC		9.875%	11/15/09	250	272
Dex Media East LLC		12.125%	11/15/12	122	143
PRIMEDIA Inc.		9.165%	05/15/10	360	380	B
The Reader’s Digest Association, Inc.		6.500%	03/01/11	100	102

					897

Real Estate	0.3%
Forest City Enterprises, Inc.		6.500%	02/01/17	270	267
Ventas Realty, Inc.		6.625%	10/15/14	260	261

					528

Rental Auto/Equipment	0.3%
NationsRent Inc.		9.500%	10/15/10	340	371
NationsRent Inc.		9.500%	05/01/15	140	146

					517

Retail	0.6%
JC Penney Company Inc.		7.400%	04/01/37	470	508
Stater Bros. Holdings Inc.		7.370%	06/15/10	170	167	B
Toys “R” Us, Inc.		7.875%	04/15/13	370	330

					1,005

Retail (Food Chains)	0.1%
Domino’s Inc.		8.250%	07/01/11	248	260

Special Purpose	1.3%
AAC Group Holding Corp.		0.000%	10/01/12	440	317	A,C
Air 2 U.S.		8.027%	10/01/19	269	252	A
Milacron Escrow Corp.		11.500%	05/15/11	410	402
Rainbow National Services LLC		8.750%	09/01/12	100	107	A
Rainbow National Services LLC		10.375%	09/01/14	250	283	A
River Rock Entertainment		9.750%	11/01/11	380	422
UGS Corp.		10.000%	06/01/12	230	252
UCAR Finance Inc.		10.250%	02/15/12	300	322

					2,357

Storage Facilities	0.1%
Mobile Mini, Inc.		9.500%	07/01/13	129	143

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Telecommunications	4.8%
Alamosa Delaware Inc.		11.000%	07/31/10	$319	$360
AT&T Corp.		9.050%	11/15/11	170	191
BellSouth Corporation		6.000%	10/15/11	1,000	1,057
Cincinnati Bell Inc.		7.000%	02/15/15	410	396
Citizens Communications Company		9.250%	05/15/11	90	99
Hawaiian Telecom Communications, Inc.		12.500%	05/01/15	300	303	A
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	862
Qwest Communications International Inc.		7.250%	02/15/11	160	156
Qwest Corporation		7.875%	09/01/11	390	407
Qwest Services Corp.		13.500%	12/15/10	10	11
SBC Communications Inc.		6.250%	03/15/11	1,000	1,062	L
Sprint Capital Corp.		6.000%	01/15/07	1,500	1,525
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,706
Telcordia Technologies Inc.		10.000%	03/15/13	50	47	A
Valor Telecommunications Enterprises LLC/Finance Corp.		7.750%	02/15/15	260	252

					8,434

Telecommunications (Cellular/Wireless)	1.8%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	522
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	586
Cingular Wireless LLC		6.500%	12/15/11	250	271
L-3 Communications Corporation		6.375%	10/15/15	530	534	A
Motorola, Inc.		7.625%	11/15/10	118	134
Nextel Communications, Inc.		5.950%	03/15/14	288	295
Nextel Communications, Inc.		7.375%	08/01/15	130	139
Ubiquitel Operating Co.		9.875%	03/01/11	150	167
US Unwired Inc.		10.000%	06/15/12	210	242
Verizon Wireless Capital LLC		5.375%	12/15/06	250	252

					3,142

Transportation	6.7%
American Airlines, Inc.		7.800%	10/01/06	310	297
American Commercial Lines/ACL Finance Corp.		9.500%	02/15/15	210	227
Continental Airlines, Inc.		7.033%	06/15/11	301	269
Continental Airlines, Inc.		8.048%	11/01/20	791	785
Delta Air Lines, Inc.		6.718%	01/02/23	3,115	3,190
GulfMark Offshore, Inc.		7.750%	07/15/14	270	287
H-Lines Finance Holding Corp.		0.000%	04/01/13	380	315	A,C
Horizon Lines, LLC		9.000%	11/01/12	310	332
Kansas City Southern Railway Co.		9.500%	10/01/08	95	104
Northwest Airlines Corporation		7.575%	03/01/19	1,988	1,988
Progress Rail Services Corp./Progress Metal Reclamation Co.		7.750%	04/01/12	230	234	A
Union Pacific Corporation		6.125%	01/15/12	2,000	2,122
United Air Lines, Inc.		7.783%	01/01/14	719	686

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued
Transportation—Continued
US Airways, Inc. Escrow		0.000%	01/01/07	$1,900	$—	F
US Airways, Inc. Series 89A2		9.820%	01/01/13	473	208	E
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	99	E
US Airways, Inc. Pass Thru Certificates		6.850%	01/30/18	602	599

					11,742

Total Corporate Bonds and Notes

(Identified Cost—($133,990)					139,550

Asset-Backed Securities	12.6%
Fixed Rate Securities	7.3%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	312	6	A,F
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	119
Captiva CBO 1997-1		6.860%	11/30/09	424	424	A,G
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,342	1,369
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	772	629
FirstFed Corp. Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,774	A
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	787	700
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	1,009	948
Green Tree Financial Corporation 1996-D		8.000%	09/15/27	315	308
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	676	686
Mutual Fund Fee 2000-2		9.550%	04/30/08	564	96	A
Mutual Fund Fee 2000-3		9.070%	07/01/08	2,989	628	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	03/15/25	585	511
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	825	A
Saxson Asset Securities Trust 2000-2		8.370%	07/25/30	2,000	1,993
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	789

					12,805

Floating Rate SecuritiesB	5.2%
ACE Securities Corp. 2005-SD1		4.230%	11/25/50	1,148	1,149
Banagricola DPR Funding		4.820%	03/15/10	1,879	1,879	A,G
Bayview Financial Asset Trust 2004-SSRA		4.430%	12/25/39	1,305	1,308	A
CS First Boston Mortgage Securities Corp. 2004-CF2		4.190%	05/25/44	1,129	1,129	A
Residential Asset Mortgage Products 2004-RZ1		4.070%	03/25/34	2,094	2,094
Residential Asset Securities Corporation 2001-KS3		4.060%	09/25/31	1,590	1,590

					9,149

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	905	160	H1

					160

Total Asset-Backed Securities

(Identified Cost—$22,783)					22,114

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	9.7%
Fixed Rate Securities	6.0%
Asset Securitization Corporation 1996-D2		6.920%	02/14/29	$466	$469
Banc of America Commercial Mortgage Inc. 2005-A4		5.115%	10/10/45	1,500	1,508
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	01/25/32	2,406	2,410	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,286
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,612	1,660
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	316	136	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	551	573
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,046
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	864
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	526

					10,478

Floating Rate Securities B	2.8%
Blackrock Capital Finance LP 1997-R2		6.010%	12/25/35	1,166	816	A
Harborview Mortgage Loan Trust 2004-8		4.190%	11/19/34	1,373	1,374
Harborview Mortgage Loan Trust 2005-9		5.550%	06/20/35	1,500	1,234
Merit Securities Corporation 11PA		6.090%	09/28/32	850	240	A
Washington Mutual 2004-AR12		4.080%	10/25/44	1,180	1,183

					4,847

Stripped Securities	0.9%
LB-UBS Commercial Mortgage Trust 2001-C3		1.204%	06/15/36	3,151	135	A,H1
Prime Mortgage Trust 2005-2		1.740%	10/25/32	4,327	249	H1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	02/25/32	1,390	1,233	H2

					1,617

Total Mortgage-Backed Securities

(Identified Cost—$17,176)					16,942

U.S. Government Securities	13.5%
Fixed Rate Securities
United States Treasury Notes		3.375%	02/28/07	6,000	5,934	J
United States Treasury Notes		4.000%	03/15/10	3,100	3,072	J

					9,006

Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,944	I,J
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	3,015	I,J
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,390	I,J
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,176	I,J

					14,525

Total U.S. Government Securities

(Identified Cost—$22,904)					23,531

U.S. Government Agency Mortgage-Backed Securities	0.9%
Fannie Mae		6.500%	08/25/44	1,566	1,613

Total U.S. Government Agency Mortgage-Backed Securities

(Identified Cost—$1,628)					1,613

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG	34.8%
Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	$255	$274	A

Cable	0.2%
Kabel Deutschland GmbH		10.625%	07/01/14	290	320	A

Chemicals	0.4%
Montell Finance Co. B.V.		8.100%	03/15/27	200	193	A
Rhodia SA		10.250%	06/01/10	420	444

					637

Electric	1.1%
Hydro-Quebec		6.300%	05/11/11	1,700	1,836

Energy	1.0%
Petroliam Nasional Berhad (Petronas)		7.750%	08/15/15	1,410	1,697	A

Aquila Canada Finance Corp.		7.750%	06/15/11	110	116	A

					1,813

Foreign Government	20.4%
Dominican Republic		9.500%	09/27/11	387	426	A,K
Federative Republic of Brazil		14.500%	10/15/09	2,465	3,206
Federative Republic of Brazil		12.000%	04/15/10	800	980
Federative Republic of Brazil		4.310%	04/15/12	494	486	B
Federative Republic of Brazil		8.875%	04/15/24	300	320
Federative Republic of Brazil		12.250%	03/06/30	980	1,348
Federative Republic of Brazil		11.000%	08/17/40	2,460	3,016
Kingdom of Morocco		4.813%	01/02/09	200	200	B
Republic of Colombia		11.750%	02/25/20	2,300	3,199
Republic of Ecuador		9.000%	08/15/30	705	663	A,C
Republic of El Salvador		8.250%	04/10/32	625	690	A
Republic of Honduras		3.760%	10/01/11	217	212	B
Republic of Panama		10.750%	05/15/20	1,250	1,741
Republic of Panama		9.375%	01/16/23	1,490	1,881
Republic of Peru		5.000%	03/07/17	2,441	2,411	B
Republic of Peru		8.750%	11/21/33	950	1,147
Russian Federation		5.000%	03/31/30	8,005	9,186	C
United Mexican States		11.500%	05/15/26	1,150	1,846
United Mexican States		8.300%	08/15/31	390	487
United Mexican States		7.500%	04/08/33	1,870	2,169

					35,614

Insurance	0.6%
XL Capital Ltd.		5.250%	09/15/14	1,000	965

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG (Continued)
Manufacturing (Diversified)	2.4%
Flextronics International Ltd.		6.500%	05/15/13	$170	$173	A
Tyco International Group SA		6.375%	10/15/11	1,000	1,066
Tyco International Group SA		6.875%	01/15/29	2,615	3,001

					4,240

Metals and Mining	0.1%
Mittal Steel Company NV		9.750%	04/01/14	220	255

Oil and Gas	2.1%
Anadarko Finance Co.		6.750%	05/01/11	750	815
Anadarko Finance Co.		7.500%	05/01/31	1,000	1,230
Gazprom		9.625%	03/01/13	770	956	A
Gazprom		9.625%	03/01/13	70	87
Ocean RIG ASA		8.375%	07/01/13	250	271	A
Western Oil Sands Inc.		8.375%	05/01/12	342	393

					3,752

Paper and Forest Products	0.1%
Abitibi-Consolidated Inc.		7.370%	06/15/11	38	38	B
Abitibi-Consolidated Inc.		7.750%	06/15/11	60	59
Abitibi-Consolidated Inc.		8.375%	04/01/15	40	39
Domtar Inc.		7.875%	10/15/11	120	119

					255

Services	0.1%
Compagnie Generale de Geophysique SA		7.500%	05/15/15	210	218	A

Special Purposes	3.5%
Arcel Finance Limited		5.984%	02/01/09	821	834	A
Burlington Resources Finance		7.400%	12/01/31	450	559
Deutsche Telekom International Finance BV		5.250%	07/22/13	600	606
JSG Funding PLC		9.625%	10/01/12	150	151
Nell AF S.A.R.L.		8.375%	08/15/15	150	147	A
Petrozuata Finance, Inc.		8.220%	04/01/17	3,380	3,228	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	549

					6,074

Telecommunications	1.2%
Axtel SA		11.000%	12/15/13	340	382
France Telecom SA		8.500%	03/01/31	600	804
Innova S. de R.L		9.375%	09/19/13	320	363
INTELSAT		7.625%	04/15/12	430	360
INTELSAT		6.500%	11/01/13	170	131

					2,040

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG (Continued)
Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		9.625%	05/01/11	$60	$69
Vodaphone Group PLC		7.750%	02/15/10	250	279

					348

Transportation	1.2%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,068
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		12.500%	06/15/12	750	870
OMI Corporation		7.625%	12/01/13	200	207

					2,145

Total Yankee Bonds

(Identified Cost—$52,819)					60,786

Preferred Stocks	1.0%
Fannie Mae		5.375%		0.015 shrs	1,357
Fannie Mae		3.850%		7	384	M

Total Preferred Stocks

(Identified Cost—$1,707)					1,741

Warrants	N.M.
American Tower				0.251 wts	88

Total Warrants

(Identified Cost—$16)					88

Total Long-Term Securities
(Identified Cost—$253,023)					266,365

Short-Term Securities	3.1%
Repurchase Agreement
Merrill Lynch, Pierce, Fenner and Smith 3.85% dated 9/30/05, to be repurchased at $5,406 on 10/03/05 (Collateral:
$5,595 Federal Home Loan Bank Notes, 3.05% due 03/07/07, value $5,511)				$5,404	5,404

Total Short-Term Securities

(Identified Cost—$5,404)					5,404

Total Investments	155.5%

(Identified Cost—$258,427)					271,769

Other Assets Less Liabilities	(14.30%)				(25,026)
Liquidation Value of Preferred Shares	(41.20%)				(72,000)

Net Assets Applicable to Common Shareholders	100.0%				$174,743

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S Treasury Note Futures	December 2005	50	$75
U.S Treasury Note Futures	December 2005	105	347

			$422

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 19.1% of net assets applicable to common shareholders.

B	Floating Rate Security - The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of September 30, 2005.

C	Stepped-coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.

D	Convertible Bond - Bond may be converted into the issuer's common stock.

E	Bond in default as of September 30, 2005.

F	Zero-coupon Bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.

H	Stripped Security - Security with interest-only or principal-only payment streams. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.

I	Treasury Inflation Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI). Interest is calculated on the basis of the current adjusted principal value.

J	Position, or a portion thereof, with an aggregate market value of $25,367 have been segregated to collateralize reverse repurchase agreements.

K	Pay-in-kind Security - Dividend income is paid with additional shares instead of receiving cash.

L	Collateral to cover futures contracts written.

M	Indexed Security - The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is 3.85% as of September 30,2005.

N.M. - Not meaningful.

Notes

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees or the Fund’s Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Trustees or the Fund’s Valuation Committee consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

The following is a summary of open swap contracts outstanding at September 30, 2005:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 160 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 250 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corp., 1- Month LIBOR[1] + 138 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1, 1- Month LIBOR[1] + 220 bp*, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 130 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	(1)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 200 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	(1)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBOR[1] + 190 bp*), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1- Month LIBOR[1] + 300 bp*, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	58	(1)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 225 bp*, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 350 bp*, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBOR[1] + 315 bp*, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1-Month LIBOR[1] + 180 bp*, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005 - A, 1-Month LIBOR[1] + 135 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR[1] + 200 bp*, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43

Credit Suisse First Boston USA (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeA	0.40% Quarterly	15,000	122

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBOR[1] + 190 bp*, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBOR[1] + 325 bp*, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1-Month LIBOR[1] + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBOR[1] + 170 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBOR[1] + 275 bp*, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005 - NC1, 1-Month LIBOR[1] + 153 bp*, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBOR[1] + 240 bp*, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1- Month LIBOR[1] + 225 bp*, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBOR[1] + 375 bp*, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 130 bp*, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 205 bp*, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1- Month LIBOR[1] + 135 bp*, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 130 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 215 bp*, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	(1)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1- Month LIBOR[1] + 325 bp*), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 140 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 205 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	(1)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 135 bp*, due 6/25/05)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

September 30, 2005 (Unaudited)

(Amounts in thousands)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 195 bp*, due 6/25/05)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	$43	$—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 155 bp*, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 250 bp*, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	(1)

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1- Month LIBOR[1] + 230 bp*, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 165 bp*, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	—

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 260 bp*, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	(1)

					$115

[1]	As of September 30, 2005, the 1 month London Interbank Offered Rate was 3.86%.

A	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

B	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.

C	"-" refers to amount not meaningful.

*	100 basis points = 1%.

Security_Identifier	Security_Legal_Description	Current_Income_Rate	Maturity_Date
#03CRPJH9	US Airways Escrow	0	1/1/2007
000305AA0	AAC Group Holding Corp.	0	10/1/2012
00130HBB0	The AES Corporation	9	5/15/2015
00130HBC8	AES Corp./The	7.75	3/1/2014
001706AB6	ASSOCIATED MATERIALS INC	0	3/1/2014
00184AAE5	AOL Time Warner Inc.	6.15	5/1/2007
00184AAF2	Time Warner, Inc.	6.875	5/1/2012
00184AAG0	Time Warner, Inc.	7.7	5/1/2032
001957BC2	AT&T Corporation	9.05	11/15/2011
00209AAG1	AT&T Wireless Services, Inc.	8.125	5/1/2012
00209AAH9	AT&T Wireless Svcs Inc.	7.5	5/1/2007
003669AF5	Abitibi-Consolidated, Inc.	7.75	6/15/2011
003669AG3	Abitibi-Consolidated, Inc.	6.91	6/15/2011
003669AJ7	Abitibi-Consolidated, Inc.	8.375	4/1/2015
003924AG2	Abitibi-Consolidated, Inc.	8.55	8/1/2010
004421KJ1	Ace Securities Corp. Series 2005-SD1 Class A1	3.71438	11/25/2050
00506TAB1	Activant Solutions, Inc.	9.1	4/1/2010
00922KAA8	Air 2 US 144A	8.027	10/1/2019
011588AE0	Alamosa (Delaware), Inc.	11	7/31/2010
013817AH4	Alcoa Inc.	5.375	1/15/2013
014699	CRD DFLT CDX ML 051205 0	0
01741RAB8	Allegheny Technologies, Inc.	8.375	12/15/2011
018772AA1	Alliance One International, Inc.	11	5/15/2012
01958XAS6	Allied Waste North America, Inc. Series B	8.875	4/1/2008
02076QAA5	Alpha Natural Resources	10	6/1/2012
02209SAA1	Altria Group Inc.	7	11/4/2013
023551AJ3	Amerada Hess Corp.	7.3	8/15/2031
02378JBK3	American Airlines, Inc. Class C	7.8	4/1/2008
02519QAA0	American Commercial Lines	9.5	2/15/2015
03027R111	American Tower Corp.	0	8/1/2008
03070QAF8	AMERISTAR CASINO	10.75	2/15/2009
030981AC8	Amerigas Partners LP	7.25	5/20/2015
031042AC8	Ames True Temper, Inc.	7.14063	1/15/2012
032479AC1	Anadarko Finance Co. Series B	6.75	5/1/2011
032479AD9	Anadarko Finance Co. Series B	7.5	5/1/2031
03937SAA8	Arcel Finance Limited	5.984	2/1/2009
03979PAB1	ARDENT HEALTH SYSTEMS	10	8/15/2013
043436AB0	Asbury Automotive Group, Inc.	9	6/15/2012
045424BF4	ASC 1996-D2 A1	6.92	2/14/2029
05461YAB2	AXTEL SA	11	12/15/2013
05948NAA1	Banagricola Dpr Funding	4.27	3/15/2010
06606FAL5	Bamh 1997-2 M	6.9	4/10/2028
07324QEX0	BFAT 2004-SSRA A1	3.91438	12/25/2039
07384YCJ3	Bear Stearns Asset Backed Securities Series 2002-AC1 Class B4	7	1/25/2032
077447AE0	Belden & Blake Corp.	8.75	7/15/2012
079860AB8	BellSouth Corp.	6	10/15/2011
097014AG9	Boeing Capital Corporation	6.5	2/15/2012
097014AH7	Boeing Capital Corporation	5.8	1/15/2013
097023AU9	Boeing Co.	6.125	2/15/2033
105756AE0	Brazilian Government International Bond	10.125	5/15/2027
105756AJ9	Brazilian Government International Bond	14.5	10/15/2009

105756AP5	Brazilian Government International Bond	11	8/17/2040
105756AV2	Federal Republic of Brazil	12	4/15/2010
115885AE5	Browning-Ferris Industries, Inc.	9.25	5/1/2021
12015KCN1	Republic of Bulgaria	8.25	1/15/2015
12201PAN6	BURLINGTON RESOURCES FIN	7.4	12/1/2031
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125581AB4	CIT Group Inc.	7.75	4/2/2012
126304AD6	CSC Holdings, Inc. Series B	8.125	8/15/2009
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13135BAG1	Calpine Generating Co. LLC	12.39	4/1/2011
13135BAH9	CALPINE GENERATING CO	11.5	4/1/2011
13645RAC8	canadian Pacific RR	6.25	10/15/2011
14073MAA2	Captiva CBO 1997-1 LTD	6.86	11/30/2009
147446AB4	Case New Holland, Inc.	9.25	8/1/2011
151352AB7	Centennial Communications Corp.	8.125	2/1/2014
16117PAZ3	Charter Communications Holdings LLC	9.625	11/15/2009
16117PBD1	Charter Communications Holdings LLC	0	5/15/2011
171871AE6	Cincinnati Bell, Inc.	8.375	1/15/2014
171871AF3	Cincinnati Bell, Inc.	8.375	1/15/2014
17243RAB7	CINEMARK INC	0	3/15/2014
17248RAF3	Cingular Wireless	6.5	12/15/2011
172967BL4	Citigroup, Inc.	6.625	6/15/2032
190441AX3	Coastal Corp.	6.375	2/1/2009
190441BC8	El Paso CGP Co.	7.75	6/15/2010
195325AU9	Colombia Government International Bond	11.75	2/25/2020
195325AZ8	Colombia Government International Bond	10.5	7/9/2010
197677AG2	HCA, Inc.	7.69	6/15/2025
20029PAL3	Comcast Cable Communications	6.75	1/30/2011
20030NAB7	Comcast Corp.	6.5	1/15/2015
20030NAC5	Comcast Corp.	7.05	3/15/2033
201728CG5	CMAC 1997-ML1 A3	6.57	12/15/2030
201728CH3	CMAC 1997-ML1 A4	6.735	12/15/2030
202608AA3	Commercial Vehicle Group Inc.	8	7/1/2013
203668AD0	Community Health Systems, Inc.	6.5	12/15/2012
204386AE6	Compagnie Generale de Geophysique SA	7.5	5/15/2015
20825CAE4	ConocoPhillips	4.75	10/15/2012
20846QJQ2	Cnf 2002-1 A	6.681	12/1/2033
21075WGB5	CONHE 1997-4 B1F	7.33	10/15/2028
210805CY1	Continental Airlines Inc.	8.048	11/1/2020
210805DK0	Continental Airlines Inc.	7.373	6/15/2017
210805DL8	Continental Airlines, Inc. Series 2001-1 Class C	7.033	12/15/2012
22541LAC7	Credit Suisse First Boston USA, Inc.	6.5	1/15/2012
22541SD96	CSFB 2004-CF2 2A1	3.67438	5/25/2044
23326BAA2	DynCorp International LLC	9.5	2/15/2013
233835AQ0	DaimlerChrysler NA Holding Corp.	8.5	1/18/2031
233835AT4	DaimlerChrysler NA Holding Corp.	7.3	1/15/2012
23918KAC2	DaVita, Inc.	6.625	3/15/2013
23918KAF5	DaVita, Inc.	7.25	3/15/2015
247126AD7	Delphi Corp.	6.55	6/15/2006
247367AX3	Delta Air Lines	6.718	7/2/2024
25156PAF0	Deutsche Telekom International Finance BV	5.25	7/22/2013
251799AA0	Devon Energy Corporation	7.95	4/15/2032

25179SAC4	Devon Financing Corporation	6.875	9/30/2011
252125AC3	Dex Media East LLC	9.875	11/15/2009
252125AF6	Dex Media East LLC	12.125	11/15/2012
25714PAE8	DOMINICAN REPUBLIC 144A	9.5	9/27/2011
257469AF3	Dominion Resources Inc.	5.7	9/17/2012
25754QAF4	Domino’s, Inc.	8.25	7/1/2011
257561AU4	Domtar, Inc.	7.875	10/15/2011
260543BR3	Dow Chemical Co./The	6	10/1/2012
264399DW3	Duke Energy Corp.	6.25	1/15/2012
26439XAB9	Duke Energy Field Services, LLC	7.875	8/16/2010
26816LAG7	Dynegy Holding Inc.	8.75	2/15/2012
268617AM9	EMAC 1999-1 A1	6.42	10/15/2025
277461BD0	Eastman Kodak Co.	7.25	11/15/2013
27876GAS7	EchoStar DBS Corporation	6.35	10/1/2008
27927WAD4	Republic of Ecuador	8	8/15/2030
28368EAD8	El Paso Corp.	7.8	8/1/2031
283703AB2	El Paso Production Holding Co.	7.75	6/1/2013
283875AH5	El Salvador Government International Bond	8.25	4/10/2032
285659AE8	Electronic Data Systems Corporation	7.125	10/15/2009
285659AF5	Electronic Data Systems	7.45	10/15/2029
290408AB9	Elwood Energy LLC	8.159	7/5/2026
291531AB7	EMMIS OPER COMPANY	6.875	5/15/2012
29255WAB6	Encore Acquisition Co.	8.375	6/15/2012
29255WAD2	Encore Acquisition Co.	6.25	4/15/2014
30161MAB9	Exelon Generation Co. LLC	6.95	6/15/2011
302491AP0	FMC CORP	10.25	11/1/2009
313586794	Fannie Mae	0.8847
31394BZ72	Fannie Mae Trust Series 2004-W15 Class 1A2	6.5	8/25/2044
337932AB3	FirstEnergy Corp. Series B	6.45	11/15/2011
337932AC1	FirstEnergy Corp.	7.375	11/15/2031
345370CA6	Ford Motor Co.	7.45	7/16/2031
345397SM6	Ford Motor Credit Co.	7.375	10/28/2009
345397TY9	Ford Motor Credit Co.	7.25	10/25/2011
345397UG6	Ford Motor Credit Co.	6.625	6/16/2008
345550AF4	Forest City Enterprises, Inc.	6.5	2/1/2017
35177PAL1	France Telecom SA	8.75	3/1/2031
35802N303	Fresenius Medical Care Capital Trust II	7.875	2/1/2008
359577AA1	Mizuho JGB Investment LLC	9.87	12/31/2049
361849DF6	GMAC Commercial Mortgage Securities, Inc. Series 1998-C1 Class A2	6.7	5/15/2030
361849DJ8	GMACC 1998-C1 D	6.974	5/15/2030
368287AA6	Morgan Stanley Bank AG for OAO Gazprom	9.625	3/1/2013
36962GM27	General Electric Capital Corp. Series A	3.75	12/15/2009
36962GYY4	General Electric Capital Corp.	6	6/15/2012
36962GZY3	General Electric Capital Corp.	5.45	1/15/2013
370425RX0	General Motors Acceptance Corp.	6.875	9/15/2011
370425SB7	Genl Motors Acceptance Corp.	6.125	2/1/2007
370425SC5	General Motors Acceptance Corp.	7	2/1/2012
373298BE7	Georgia-Pacific Corp.	9.5	12/1/2011
38141GBU7	Goldman Sachs Group, Inc.	6.6	1/15/2012
382383AD9	Goodman Global Holding Co., Inc.	6.41	6/15/2012
382383AF4	Goodman Global Holding Co., Inc.	7.875	12/15/2012
38470RAB7	Graham Packaging Co., Inc.	9.875	10/15/2014

38821GAD3	GRANT PRIDECO ESCROW	9	12/15/2009
38869PAD6	Graphic Packaging International Corp.	9.5	8/15/2013
393505AP7	GT 1992-2 B	9.15	1/15/2018
393505AU6	GT 1993-1 B	8.45	4/15/2018
393505PY2	Green Tree Home Improvement Loan Trust Series 1996-D Class HIB2	8	9/15/2027
393505Z21	GT 1999-4 A5	6.97	5/1/2031
402629AE9	Gulfmark Offshore, Inc.	7.75	7/15/2014
404085AB8	H&E EQUIPMENT/FINANCE	11.125	6/15/2012
404119AJ8	HCA, Inc.	7.5	11/6/2033
40422RAA4	H-Lines Finance Holding	0	4/1/2023
41161PHF3	HVMLT 2004-8 3A2	3.66	11/19/2034
420029AE0	Hawaiian Telcom Communications, Inc.	12.5	5/1/2015
438180AD3	Republic of Honduras	3.76038	10/1/2011
44043YAA0	Horizon Lines, LLC	9	11/1/2012
441812KD5	HSBC Finance Corp.	4.75	7/15/2013
447012AB1	Huntsman International, LLC	10.125	7/1/2009
448814HR7	Hydro-Quebec	6.3	5/11/2011
45767DAE9	Innova De R.L.	9.375	9/19/2013
45771VAB9	Inn of the Mountain Gods Resort & Casino	12	11/15/2010
45773BAA3	Innophos, Inc.	8.875	8/15/2014
45820EAB8	Intelsat Ltd.	7.625	4/15/2012
45820EAH5	Intelsat Ltd.	6.5	11/1/2013
458665AG1	INTERFACE INC	10.375	2/1/2010
459200BA8	International Business Machines Corp.	4.75	11/29/2012
46489NAD4	Ispat Inland ULC	9.75	4/1/2014
46625HAT7	JPMorgan Chase & Co.	5.75	1/2/2013
46625HBV1	JPMorgan Chase & Co.	5.125	9/15/2014
469865AB5	JACUZZI BRANDS INC	9.625	7/1/2010
482238AB8	K&F Acquisition, Inc.	7.75	11/15/2014
482243AA0	K&F Parent, Inc.	11.5	2/1/2015
482434AG2	KCS Energy, Inc.	7.125	4/1/2012
48247EAC5	KI Holdings, Inc.	0	11/15/2014
48282BAC7	Kabel Deutschland GmbH	10.625	7/1/2014
485188AD8	KANSAS CITY SOUTHERN RY	9.5	10/1/2008
492386AS6	Kerr-McGee Corp.	6.875	9/15/2011
49338PAB0	Keystone Automotive Operations, Inc.	9.75	11/1/2013
494550AK2	Kinder Morgan	7.125	3/15/2012
500605AB6	Koppers, Inc.	9.875	10/15/2013
50075NAL8	Kraft Foods Inc.	5.25	10/1/2013
52108HFH2	LBUBS 2001-C3 X	1.214191	6/15/2036
524909	LEHMAN BROTHERS		6/30/2005
52536PAE8	LEINER HEALTH PRODUCTS	11	6/1/2012
52736RAQ5	Levi Strauss & Co.	9.75	1/15/2015
530715AL5	Liberty Media Corporation (Convertible)	3.75	2/15/2030
530718AG0	Liberty Media Corp.	4.51	9/17/2006
540211AF6	Lodgenet Entertainment	9.5	6/15/2013
552078AL1	Lyondell Chemical Company	9.625	5/1/2007
553090AC5	MMI Products Inc.	11.25	4/15/2007
58282PAJ0	JSG Funding Plc	9.625	10/1/2012
589962DH9	Merit Securities Corp. Series 11PA Class B3	5.57	9/28/2032
591739BM8	Metropolitan Asset Funding, Inc. Series 1998-BI Class B1	8	11/20/2024
593048AX9	United Mexican States	11.5	5/15/2026

59562VAF4	Midamerican Energy Holdings Co.	5.875	10/1/2012
59832WAF6	Midwest Generation LLC Series B	8.56	1/2/2016
59833BAB0	MIDWEST GENERATION LLC	8.75	5/1/2034
59870NAC6	MILACRON ESCROW CORP	11.5	5/15/2011
60036NAD3	Millennium America, Inc.	9.25	6/15/2008
60740FAE5	Mobile Mini, Inc.	9.5	7/1/2013
617446HC6	Morgan Stanley	6.6	4/1/2012
620076AR0	Motorola Inc.	7.625	11/15/2010
62827EAA8	Mutual Fund Fee 2000-2	9.55	4/30/2008
62827FAA5	MUTUAL FUND FEE 2000-3	9.07	7/1/2008
629377AQ5	NRG Energy, Inc.	8	12/15/2013
62941EAA9	NTK Holdings, Inc.	0	3/1/2014
629527AU6	Nabisco Inc.	7.55	6/15/2015
638477AB5	NATIONAL WATERWORKS INC	10.5	12/1/2012
638588AD5	NationsRent Cos., Inc.	9.5	5/1/2015
63860BAC6	NATIONSRENT INC	9.5	10/15/2010
651715AE4	NewPage Corp.	12	5/1/2013
652478AL2	News America Holdings	8.875	4/26/2023
652482AR1	News America Inc.	6.625	1/9/2008
65332VBD4	Nextel Communications, Inc.	7.375	8/1/2015
65332VBF9	Nextel Communications	5.95	3/15/2014
653522DJ8	Niagara Mohawk Power Corp.	7.75	10/1/2008
655356HN6	NASC 1996-MD5 A1B	7.12	4/13/2039
65556NAB6	NORCRAFT HLDS/CAPITAL	0	9/1/2012
65556TAB3	NORCRAFT COS/FINANCE	9	11/1/2011
656559BG5	Nortek, Inc.	8.5	9/1/2014
666807AW2	Northrop Grumman Corp.	7.75	2/15/2031
667294AM4	Northwest Airlines Corp. Series 1999-2A	7.575	3/1/2019
67000XAA4	Novelis, Inc.	7.25	2/15/2015
670874AD8	OMI Corp.	7.625	12/1/2013
67087TDX6	OAK 2002-C AIO	6	8/15/2010
674599BV6	Occidental Petroleum Corp.	6.75	1/15/2012
675007AE8	Ocean Rig Norway AS	8.375	7/1/2013
68233DAR8	ONCOR ELECTRIC DELIVERY	7	9/1/2022
69073TAD5	Owens-Brockway Glass Con	8.75	11/15/2012
691497AC5	OXFORD INDUSTRIES INC	8.875	6/1/2011
693522AA2	PQ Corp.	7.5	2/15/2013
69422PAB5	Pacific Energy Partners, LP	7.125	6/15/2014
698299AM6	Panama Government International Bond	10.75	5/15/2020
698299AP9	Panama Government International Bond	9.625	2/8/2011
698299AS3	Panama Government International Bond	9.375	1/16/2023
698465BG5	PANHANDLE EASTERN PIPELN	4.8	8/15/2008
701081AK7	Parker Drilling Co. Series B	10.125	11/15/2009
701081AM3	PARKER DRILLING CO	9.625	10/1/2013
704231AE9	Paxson Communications Corp.	10.75	7/15/2008
70556MAB8	PALS 2000-1 A2	8.37	3/25/2030
708160BS4	Penney (JC) Co Inc.	7.4	4/1/2037
70816FAD5	JC Penney Co., Inc. Series A	6.875	10/15/2015
715638AP7	Peru Government International Bond	8.75	11/21/2033
716708AC6	Petroliam Nasional Berhad	7.75	8/15/2015
71676QAC0	Petrozuata Finance Inc.	8.22	4/1/2017
718154CF2	Phillip Morris Companies, Inc.	7.75	1/15/2027

726505AB6	PLAINS E&P COMPANY	7.125	6/15/2014
737008AD4	Portola Packaging, Inc.	8.25	2/1/2012
74051CAB2	Premier Entertainment Biloxi LLC	10.75	2/1/2012
74153QAF9	PRIDE INTL INC DEL	7.375	7/15/2014
74157KAL5	Primedia, Inc.	8.63813	5/15/2010
743263AD7	Progress Energy, Inc.	7.1	3/1/2011
743263AJ4	Progress Energy Inc.	6.85	4/15/2012
74332DAA3	Progress Rail Services Corp.	7.75	4/1/2012
749121BP3	Qwest Communications International, Inc.	7.25	2/15/2011
74913EAJ9	Qwest Capital Funding	7.75	2/15/2031
74913GAE5	Qwest Corp.	7.875	9/1/2011
74913GAL9	Qwest Corp.	6.67063	6/15/2013
750829AA1	Rainbow National Services LLC	8.75	9/1/2012
750829AB9	Rainbow National Services LLC	10.375	9/1/2014
755081AD8	Rayovac Corporation	8.5	10/1/2013
755081AE6	Rayovac Corp.	7.375	2/1/2015
755111AE1	Raytheon Co.	6.75	8/15/2007
755111AF8	Raythron Co.	7.2	8/15/2027
75866HAC1	Refco Finance Holdings LLC	9	8/1/2012
75952BAM7	Reliant Energy, Inc.	6.75	12/15/2014
760985U25	Residential Asset Mortgage Products, Inc. Series 2004-RZ1 Class AII	3.55438	3/25/2034
76110WME3	RASC 2001-KS3 AII	3.54438	9/25/2031
76112BVB3	Residential Asset Mortgage Products, Inc. Series 2005-SL2 Class PO	0	9/9/2099
76182KAP0	RJ Reynolds Tobacco Holdings, Inc.	6.5	7/15/2010
762397AL1	Rhodia SA	10.25	6/1/2010
768369AB6	River Rock Entertainment Authority	9.75	11/1/2011
77531QAB4	Rogers Wireless Inc.	9.625	5/1/2011
782352AC2	Russell Corporation	9.25	5/1/2010
78387GAD5	SBC Communications Inc.	6.25	3/15/2011
78412FAC8	SESI LLC	8.875	5/15/2011
786514BF5	Safeway Inc.	5.8	8/15/2012
79604VAM7	Samsonite Corp.	8.875	6/1/2011
805564FZ9	Sast 2000-2 MF1	8.37	7/25/2030
816196AG4	Select Medical Corp.	7.625	2/1/2015
81727HAB0	Sensus Metering Systems, Inc.	8.625	12/15/2013
829226AM1	Sinclair Broadcast Group, Inc.	8	3/15/2012
829809AF9	Sithe/Independence Fndg	9	12/30/2013
834260AB7	Solo Cup Co.	8.5	2/15/2014
835415AJ9	Sonat Inc.	7.625	7/15/2011
852060AM4	Sprint Capital Corp.	6	1/15/2007
852060AS1	Sprint Capital Corp.	8.375	3/15/2012
857555AL0	STATER BROTHERS HLDGS	6.91	6/15/2010
857689AT0	STATION CASINOS	6.875	3/1/2016
864486AB1	Suburban Propane Partners, LP	6.875	12/15/2013
87203RAA0	Systems 2001 AT LLC	6.664	9/15/2013
872402AG7	TFM SA DE CV	12.5	6/15/2012
87922RAD4	Telcordia Technologies Inc.	10	3/15/2013
88033GBA7	Tenet Healthcare Corp.	9.875	7/1/2014
88033GBB5	Tenet Healthcare Corp.	9.25	2/1/2015
880349AD7	Tenneco Automotive, Inc. Series B	10.25	7/15/2013
880779AN3	Terex Corporation	10.375	4/1/2011
882389CB3	Texas Eastern Transmission	5.25	7/15/2007

882444AA0	Texas Genco LLC	6.875	12/15/2014
892335AK6	Toys R Us	7.875	4/15/2013
892335AL4	Toys R US, Inc.	7.375	10/15/2018
893647AG2	Transdigm, Inc.	8.375	7/15/2011
902118AK4	Tyco International Group SA	6.875	1/15/2029
902118BC1	Tyco International Group SA	6.375	10/15/2011
902671AA4	UFJ Finance Aruba AEC	6.75	7/15/2013
902712AB4	UGS Corp.	10	6/1/2012
90332UAA1	US Airways Pass-Thru TR	6.85	7/30/2019
90338RAG9	US UNWIRED INC	10	6/15/2012
90347XAB6	Ucar Finance, Inc.	10.25	2/15/2012
90348AAG4	UbiquiTel Operating Co.	9.875	3/1/2011
907818CN6	Union Pacific Corp.	6.125	1/15/2012
909317AR0	United Air Lines	7.783	7/1/2015
91086QAG3	Mexico Government International Bond	8.3	8/15/2031
91086QAN8	Mexico Government International Bond	7.5	4/8/2033
91154RAC7	USAir Inc.	10.375	3/1/2013
911CBIAB6	US Airways1989 CBI	9.82	1/1/2013
9128273T7	U.S. Treasury Inflation Indexed Bonds	3.625	1/15/2008
912828AF7	U.S. Treasury Inflation Indexed Bonds	3	7/15/2012
912828BD1	U.S. Treasury Inflation Indexed Bonds	1.875	7/15/2013
912828CP3	U.S. Treasury Inflation Indexed Bonds	2	7/15/2014
912828DN7	U.S. Treasury Notes	3.375	2/28/2007
912828DP2	U.S. Treasury Notes	4	3/15/2010
91913YAE0	Valero Energy Corp.	7.5	4/15/2032
92025RAA6	Valor Telecommunications Enterprises LLC	7.75	2/15/2015
921796CR7	VMF 1997-B 1B2	8.155	10/7/2026
92203PAB2	Vanguard Health Holding Co. II LLC	9	10/1/2014
92276MAH8	Ventas Realty LP	6.625	10/15/2014
92344SAE0	Verizon Wireless Capital LLC	5.375	12/15/2006
927460AF2	Vintage Petroleum	7.875	5/15/2011
92839UAB3	Visteon Corp.	8.25	8/1/2010
92857TAG2	Vodafone Group Plc	7.75	2/15/2010
92922FZF8	WAMU 2004-AR12 A2A	3.515	10/25/2044
92926TAA2	WDAC Subsidiary Corp.	8.375	12/1/2014
92930MAE3	WMG Holdings Corp.	0	12/15/2014
934548AE8	Warner Music Group	7.375	4/15/2014
93933VAS7	Washington Mutual Bank	5.5	1/15/2013
94106LAG4	Waste Management Inc.	7.375	5/15/2029
94106LAN9	WASTE MANAGEMENT INC	7.75	5/15/2032
94107UAA6	Waste Services, Inc.	9.5	4/15/2014
959053AD1	Western Oil Sands, Inc.	8.375	5/1/2012
960413AC6	Westlake Chemical Corp.	8.75	7/15/2011
962166BP8	Weyerhaeuser Company	6.75	3/15/2012
962166BR4	Weyerhaeuser Co.	7.375	3/15/2032
969457BB5	Williams Cos Inc.	7.5	1/15/2031
969457BM1	WILLIAMS COS INC	8.75	3/15/2032
98372PAF5	XL Capital Ltd	5.25	9/15/2014
984121BM4	Xerox Corporation	7.625	6/15/2013
BCC021EK6	BCF 1997-R2 B5	5.9016	12/25/2035
CDS001	CRD DFLT AMIT FB 021805	0
CDS002	CRD DFLT CHT FB 021805 2	0

CDS003	CRD DFLT MLMI FB 021805	0
CDS004	CRD DFLT FB 021805 1.28%	0
CDS005	CRD DFLT MABS FB 021805	0
CDS006	CRD DFLT MABS FB 021801	0
CDS007	CRD DFLT MLMI FB 021805	0
CDS008	CRD DFLT MSAC FB 021805	0
CDS009	CRD DFLT ACE FB 021805 2	0
CDS010	CRD DFLT LBMLT 021805 1.	0
CDS011	CRD DFLT FHLT FB 021805	0
CDS012	CRD DFLT FINA 021805 2.1	0
CDS013	CRD DFLT LBMLT FB 021805	0
CDS014	CRD DFLT NCHET FB 021805	0
CDS015	CRD DFLT NVSTR FB 021805	0
CDS016	CRD DFLT NCHET FB 021805	0
CDS017	CRD DFLT PPSI FB 021805	0
CDS018	CRD DFLT PPSI 021805 1.3	0
CDS019	CRD DFLT ARSI FB 021805	0
CDS020	CRD DFLT MLT FB 021805 2	0
CDS021	CRD DFLT CHT FB 021805 2	0
CDS022	CRD DFLT MI FB 021805 2.	0
CDS023	CRD DFLT AABST FB 021805	0
CDS024	CRD DFLT SC FB 021805 1.	0
CDS025	CRD DFLT NHEL FB 021805	0
CDS026	CRD DFLT HLS FB 021805 2	0
CDS027	CRD DFLT PCHLT FB 021805	0
CDS028	CDR DFLT AMIT FB 021805	0
CDS029	CRD DFLT FHLT FB 021805	0
CDS030	CRD DFLT MLMI FB 021805	0
CDS031	CRD DFLT ARSI FB 021805	0
CDS032	CRD DFLT NVSTR FB 021805	0
CDS033	CRD DFLT FINA FB 021805	0
CDS034	CDR DFLT MSAC FB 021805	0
CDS035	CRD DFLT ACE FB 021805 1	0
CDS036	CRD DFLT AS FB 021805 1.	0
CDS037	CRD DFLT PCHLT FB 021805	0
CDS038	CRD DFLT NHEL FB 021805	0
EC2288305	Russian Federation	5	3/31/2030
EC8739780	Gazprom OAO	9.625	3/1/2013
RR1000142	MOROCCO TRANCHE A LOAN PARTICIPATN.	3.8025	1/1/2009
TT3163066	Brazil C Bond	8	4/15/2014
TT3163165	Republic of Brazil DCB L	4.3125	4/15/2012
TT3258270	Peru-PDI	5	3/7/2017
TT3285463	MINISTRY FINANCE OF RUSSIA SER.VI	3	5/14/2006
TY	UST BONDS (10 YEAR)	0
US	UST Bonds (30 Year)	0
US	UST BONDS (30 YEAR)	0
ZZZACEB26	Ace Securities Corp.	0	10/13/2017

DSTSecurityId	Rounded QTY	Quantity	Rounded Cost	FunctionalAmortizedCost	Rounded MV	FunctionalMarketValue
#25CMLG56	1,500.00	1,500,000.00	1,508	1,507,586.93	1,508	1,507,586.93
000305AA0	440.00	440,000.00	326	325,844.24	317	316,800.00
001706AB6	720.00	720,000.00	516	515,975.73	360	360,000.00
004421KJ1	1,148.00	1,148,007.79	1,148	1,148,007.79	1,149	1,149,357.73
045424BF4	466.00	465,639.94	482	482,119.36	469	468,699.15
06606FAL5	100.00	100,000.00	103	102,935.06	119	119,120.07
07324QEX0	1,305.00	1,305,321.36	1,305	1,305,321.36	1,308	1,308,176.75
07384YCJ3	2,406.00	2,406,077.39	2,391	2,391,104.12	2,410	2,410,432.39
14073MAA2	424.00	424,240.44	424	424,240.44	424	424,240.44
16117PBD1	370.00	370,000.00	286	286,298.13	265	264,550.00
201728CG5	1,250.00	1,250,000.00	1,310	1,310,455.04	1,286	1,286,277.00
201728CH3	1,612.00	1,611,792.55	1,668	1,668,369.65	1,660	1,659,729.36
20846QJQ2	1,342.00	1,341,485.37	1,341	1,341,485.37	1,369	1,368,781.38
21075WGB5	772.00	771,936.84	453	452,742.86	629	629,221.16
22541SD96	1,129.00	1,129,135.83	1,129	1,129,135.83	1,129	1,129,319.88
268617AM9	316.00	316,282.33	256	256,420.82	136	136,001.40
27927WAD4	705.00	705,000.00	664	663,770.88	663	662,700.00
31394BZ72	1,566.00	1,565,963.18	1,628	1,627,835.49	1,613	1,612,977.31
33761SAB4	2,100.00	2,100,000.00	2,830	2,829,631.77	2,774	2,774,247.00
361849DF6	551.00	550,936.13	562	562,419.64	573	572,598.17
361849DJ8	1,000.00	1,000,000.00	1,027	1,027,116.72	1,046	1,046,208.30
393505AP7	787.00	786,497.82	773	773,436.66	700	700,346.89
393505AU6	1,009.00	1,008,915.74	1,001	1,000,679.68	948	948,463.63
393505PY2	315.00	314,905.17	313	312,560.47	308	308,382.63
393505Z21	676.00	675,993.60	694	693,771.91	686	686,336.78
40422RAA4	380.00	380,000.00	291	290,821.05	315	315,400.00
41161PHF3	1,373.00	1,372,877.34	1,373	1,372,877.34	1,374	1,374,421.00
41161PTE3	1,500.00	1,499,980.23	1,234	1,234,003.15	1,234	1,233,733.74
48247EAC5	220.00	220,000.00	145	144,533.56	150	150,150.00
52108HFH2	3,151.00	3,151,017.47	125	124,940.42	135	135,455.62
589962DH9	850.00	850,000.00	261	260,507.36	240	240,231.25
591739BM8	1,000.00	1,000,000.00	969	969,165.25	864	863,906.25
62827EAA8	564.00	563,398.45	177	176,866.26	96	95,777.74
62827FAA5	2,989.00	2,988,536.56	1,274	1,273,638.99	628	627,592.68
62941EAB7	320.00	320,000.00	212	212,285.13	179	179,200.00
655356HN6	520.00	520,000.00	550	549,661.54	526	526,266.36
65556NAB6	160.00	160,000.00	121	121,250.75	112	112,000.00
67087TDP3	585.00	585,000.00	494	493,610.70	511	511,390.09
67087TDX6	905.00	904,856.12	170	169,787.42	160	160,016.57
70556MAB8	1,300.00	1,300,000.00	745	744,801.36	825	825,500.00
74160MJA1	4,327.00	4,327,395.28	242	241,894.57	249	249,291.29
760985U25	2,094.00	2,094,182.34	2,095	2,094,829.08	2,094	2,094,131.24
76110WME3	1,590.00	1,589,690.88	1,591	1,591,147.82	1,590	1,590,271.44
76112BVB3	1,390.00	1,390,306.00	1,218	1,218,255.63	1,233	1,232,773.35
805564FZ9	2,000.00	2,000,000.00	2,073	2,073,398.01	1,993	1,993,247.80
921796CR7	750.00	750,000.00	760	759,903.77	789	789,127.13
92922FZF8	1,180.00	1,179,955.51	1,180	1,179,955.51	1,183	1,183,495.02
BCC021EK6	1,166.00	1,165,983.79	820	819,621.45	816	816,188.65
EC2288305	8,005.00	8,005,000.00	7,331	7,331,225.90	9,186	9,185,737.50
438180AD3	217.00	217,227.73	210	210,244.26	212	211,816.59
698299AS3	1,490.00	1,490,000.00	1,834	1,834,218.09	1,881	1,881,125.00

359577AA1	790.00	790,000.00	708	708,165.04	881	881,373.77
530715AL5	1,860.00	1,860,000.00	932	931,755.41	1,035	1,034,625.00
#03CRPJH9	1,900.00	1,900,000.00	—	0.00	—	0.19
00081TAA6	100.00	100,000.00	100	100,000.00	99	99,000.00
00130HBB0	440.00	440,000.00	473	472,734.01	483	482,900.00
00130HBC8	430.00	430,000.00	476	475,907.61	456	455,800.00
00184AAE5	250.00	250,000.00	252	251,639.93	256	255,516.50
00184AAF2	1,400.00	1,400,000.00	1,395	1,395,225.51	1,530	1,530,040.40
00184AAG0	1,150.00	1,150,000.00	1,293	1,293,462.29	1,362	1,361,512.60
001957BC2	170.00	170,000.00	168	167,880.40	191	191,462.50
00209AAG1	500.00	500,000.00	525	525,239.70	586	586,337.50
00209AAH9	500.00	500,000.00	501	501,484.04	522	521,841.50
003669AF5	60.00	60,000.00	56	56,218.79	59	59,100.00
003669AG3	38.00	38,000.00	39	38,573.54	38	38,000.00
003669AJ7	40.00	40,000.00	38	38,446.26	39	39,300.00
00506TAB1	250.00	250,000.00	256	256,243.62	255	255,000.00
00922KAA8	269.00	268,893.34	149	148,872.24	252	251,622.32
011588AE0	319.00	319,000.00	348	348,210.61	360	359,672.50
013817AH4	750.00	750,000.00	774	773,981.17	772	771,774.75
01741RAB8	360.00	360,000.00	384	383,728.67	387	387,000.00
01958XAS6	350.00	350,000.00	371	370,678.31	365	364,875.00
02076QAB3	350.00	350,000.00	355	354,808.28	388	388,500.00
02209SAA1	250.00	250,000.00	248	247,537.74	274	273,640.75
023551AJ3	1,700.00	1,700,000.00	1,740	1,740,212.88	1,983	1,983,308.40
02378JBK3	310.00	310,000.00	296	295,801.82	297	296,793.07
02519QAB8	210.00	210,000.00	213	213,425.49	227	226,800.00
03070QAF8	500.00	500,000.00	530	530,448.73	534	534,375.00
030981AC8	260.00	260,000.00	260	260,000.00	272	271,700.00
031042AC8	260.00	260,000.00	245	244,557.90	242	241,800.00
032479AC1	750.00	750,000.00	777	777,233.69	815	814,882.50
032479AD9	1,000.00	1,000,000.00	1,026	1,025,985.29	1,230	1,229,755.00
03937SAA8	821.00	820,656.00	816	815,980.28	834	833,737.26
043436AB0	345.00	345,000.00	347	346,897.05	347	346,725.00
05461YAB2	340.00	340,000.00	348	347,655.59	382	381,650.00
05948NAA1	1,879.00	1,879,000.00	1,877	1,877,127.33	1,879	1,879,000.00
077447AE0	750.00	750,000.00	769	769,442.42	784	783,750.00
079860AB8	1,000.00	1,000,000.00	1,006	1,005,999.07	1,057	1,056,902.00
097014AG9	1,000.00	1,000,000.00	1,032	1,031,842.80	1,090	1,089,722.00
097014AH7	400.00	400,000.00	404	404,123.66	423	422,606.40
097023AU9	600.00	600,000.00	644	644,216.21	657	657,197.40
105756AJ9	2,465.00	2,465,000.00	2,600	2,600,322.76	3,206	3,205,732.50
105756AL4	980.00	980,000.00	1,291	1,290,969.98	1,348	1,348,480.00
105756AP5	2,460.00	2,460,000.00	2,619	2,619,474.43	3,016	3,015,960.00
105756AR1	300.00	300,000.00	307	306,583.63	320	320,100.00
105756AV2	800.00	800,000.00	771	770,957.23	980	979,600.00
12201PAN6	450.00	450,000.00	448	447,856.70	559	559,033.65
12502CAD3	492.00	492,000.00	513	512,718.09	504	504,300.00
125581AB4	1,600.00	1,600,000.00	1,625	1,625,301.46	1,834	1,834,128.00
126304AD6	383.00	383,000.00	389	389,003.89	386	385,872.50
126304AQ7	250.00	250,000.00	250	250,000.00	236	236,250.00
13645RAC8	1,000.00	1,000,000.00	1,018	1,018,027.97	1,068	1,068,203.00
147446AB4	278.00	278,000.00	297	297,248.08	294	293,985.00

171871AH9	410.00	410,000.00	411	410,664.11	396	395,650.00
17248RAF3	250.00	250,000.00	258	257,986.17	271	270,876.75
172967BL4	1,000.00	1,000,000.00	1,046	1,045,846.19	1,127	1,127,463.00
17307HAA4	350.00	350,000.00	347	346,554.28	345	344,750.00
17453BAB7	90.00	90,000.00	101	100,637.77	99	98,775.00
190441AX3	333.00	333,000.00	260	260,398.05	325	324,675.00
190441BC8	1,496.00	1,496,000.00	1,203	1,203,199.22	1,526	1,525,920.00
195325AU9	2,300.00	2,300,000.00	2,398	2,398,385.22	3,199	3,199,300.00
197677AG2	120.00	120,000.00	129	129,492.20	121	120,597.60
20029PAL3	500.00	500,000.00	500	500,466.64	538	537,630.00
20030NAB7	400.00	400,000.00	415	414,803.38	432	432,101.60
20030NAC5	1,000.00	1,000,000.00	1,150	1,150,001.92	1,113	1,112,949.00
202608AA3	250.00	250,000.00	254	253,985.12	251	251,250.00
203668AD0	150.00	150,000.00	150	150,000.00	150	150,375.00
204386AE6	210.00	210,000.00	213	212,674.94	218	218,400.00
20825CAE4	1,000.00	1,000,000.00	998	997,621.39	1,004	1,004,013.00
210805CY1	791.00	790,746.22	637	637,482.05	785	784,989.59
210805DL8	301.00	300,760.57	258	258,276.63	269	269,378.25
22541LAC7	1,125.00	1,125,000.00	1,127	1,126,790.39	1,218	1,218,188.25
23326BAA2	550.00	550,000.00	534	534,278.35	575	574,750.00
233835AQ0	1,000.00	1,000,000.00	1,070	1,070,328.19	1,211	1,210,702.00
233835AT4	1,000.00	1,000,000.00	1,004	1,003,963.00	1,086	1,085,978.00
23918KAH1	220.00	220,000.00	216	216,062.34	223	223,025.00
247126AE5	210.00	210,000.00	166	166,049.30	141	140,700.00
247367AX3	3,115.00	3,115,345.81	3,128	3,127,688.93	3,190	3,190,494.80
25156PAF0	600.00	600,000.00	591	590,669.56	606	605,760.00
251799AA0	1,000.00	1,000,000.00	1,318	1,317,814.85	1,275	1,274,730.00
25179SAC4	2,000.00	2,000,000.00	2,196	2,195,533.98	2,198	2,198,436.00
252125AC3	250.00	250,000.00	265	265,146.51	272	271,875.00
252125AF6	122.00	122,000.00	122	122,000.00	143	142,740.00
25714PAE8	370.00	370,000.00	379	378,799.47	407	407,000.00
257469AF3	770.00	770,000.00	773	773,502.89	795	794,546.83
25754QAF4	248.00	248,000.00	256	255,894.22	260	260,400.00
257561AU4	120.00	120,000.00	126	125,904.50	119	118,788.72
260543BR3	2,500.00	2,500,000.00	2,603	2,602,874.95	2,647	2,647,407.50
264399DW3	250.00	250,000.00	257	256,575.50	266	265,973.00
26439XAB9	750.00	750,000.00	782	782,335.07	843	843,252.00
26816LAG7	1,500.00	1,500,000.00	1,551	1,551,235.64	1,627	1,627,500.00
277461BD0	850.00	850,000.00	863	863,482.97	806	806,189.30
28368EAD8	210.00	210,000.00	202	201,648.93	211	210,525.00
283703AB2	250.00	250,000.00	258	257,562.60	261	261,250.00
283875AH5	625.00	625,000.00	648	648,294.42	690	689,687.50
285659AE8	700.00	700,000.00	718	717,816.19	750	749,697.90
285659AF5	500.00	500,000.00	459	458,907.21	524	524,176.00
290408AB9	373.00	372,822.90	424	423,986.40	414	413,833.42
291531AB7	120.00	120,000.00	116	116,448.98	120	119,550.00
29255WAD2	40.00	40,000.00	40	40,379.27	40	39,800.00
29255WAE0	100.00	100,000.00	98	98,026.19	98	97,500.00
30161MAB9	2,000.00	2,000,000.00	2,014	2,013,786.97	2,181	2,181,290.00
337932AB3	610.00	610,000.00	588	587,751.41	650	649,506.65
337932AC1	3,040.00	3,040,000.00	3,279	3,278,850.43	3,566	3,565,518.72
33938EAJ6	170.00	170,000.00	177	176,742.82	173	173,400.00

345370CA6	2,700.00	2,700,000.00	2,514	2,513,543.06	2,106	2,106,000.00
345397SM6	695.00	695,000.00	669	669,376.75	671	671,333.17
345397TY9	1,700.00	1,700,000.00	1,656	1,656,101.99	1,614	1,613,612.80
345397UG6	210.00	210,000.00	209	208,585.63	205	205,249.17
345550AF4	270.00	270,000.00	270	270,000.00	267	267,300.00
35802N303	250.00	250,000.00	229	229,435.08	260	260,000.00
368287AA6	770.00	770,000.00	888	887,756.47	956	955,762.50
36962GM27	740.00	740,000.00	733	733,511.53	715	714,631.32
36962GYY4	700.00	700,000.00	698	698,267.54	745	745,098.20
36962GZY3	250.00	250,000.00	251	251,067.73	259	258,811.75
370425RX0	1,175.00	1,175,000.00	1,229	1,229,104.39	1,069	1,068,795.28
370425RZ5	70.00	70,000.00	64	64,408.94	61	61,121.83
370425SB7	1,025.00	1,025,000.00	1,032	1,031,510.79	1,019	1,018,976.08
370425SC5	1,500.00	1,500,000.00	1,492	1,491,703.49	1,355	1,354,618.50
373298BE7	110.00	110,000.00	129	128,550.99	130	129,800.00
38141GBU7	1,200.00	1,200,000.00	1,196	1,196,404.70	1,301	1,300,872.00
382383AD9	20.00	20,000.00	20	19,834.12	20	19,550.00
38470RAD3	190.00	190,000.00	196	195,843.09	182	182,400.00
38869PAD6	130.00	130,000.00	131	130,633.81	122	122,200.00
402629AE9	270.00	270,000.00	269	268,948.54	287	286,875.00
404085AB8	390.00	390,000.00	402	401,989.30	437	436,800.00
404119AJ8	190.00	190,000.00	194	193,636.31	190	189,561.48
420029AE0	300.00	300,000.00	300	300,000.00	303	303,000.00
421924AP6	250.00	250,000.00	259	259,250.61	244	244,375.00
44043YAB8	310.00	310,000.00	317	316,788.80	332	332,087.50
441812KD5	1,670.00	1,670,000.00	1,605	1,604,698.66	1,630	1,629,973.44
447012AB1	152.00	152,000.00	151	151,173.34	156	156,370.00
448814HR7	1,700.00	1,700,000.00	1,724	1,723,897.75	1,836	1,836,459.00
45767DAE9	320.00	320,000.00	348	347,574.54	363	363,200.00
45771VAB9	530.00	530,000.00	580	579,711.56	599	598,900.00
45820EAB8	430.00	430,000.00	397	396,866.47	360	360,125.00
45820EAH5	170.00	170,000.00	148	147,685.10	131	130,900.00
458665AG1	400.00	400,000.00	426	426,429.40	432	432,000.00
459200BA8	240.00	240,000.00	244	244,151.46	240	240,155.28
46489NAD4	220.00	220,000.00	256	256,055.55	255	255,200.00
46625HAT7	1,750.00	1,750,000.00	1,808	1,808,450.16	1,820	1,819,837.25
46625HBV1	1,300.00	1,300,000.00	1,297	1,297,041.89	1,297	1,296,730.50
469865AB5	535.00	535,000.00	556	555,608.70	567	567,100.00
482434AG2	250.00	250,000.00	251	251,475.44	256	256,250.00
48282BAC7	290.00	290,000.00	294	293,535.28	320	320,450.00
485188AD8	95.00	95,000.00	99	99,166.94	104	104,143.75
49338PAB0	480.00	480,000.00	501	500,724.09	478	477,600.00
494550AK2	500.00	500,000.00	551	550,895.78	553	553,028.50
500605AB6	298.00	298,000.00	317	316,807.62	329	329,290.00
50075NAL8	400.00	400,000.00	384	383,755.98	404	404,417.20
502413AT4	530.00	530,000.00	525	525,236.77	534	533,975.00
52536PAE8	280.00	280,000.00	295	294,626.88	239	239,400.00
52736RAQ5	240.00	240,000.00	241	240,746.10	245	244,800.00
530718AG0	88.00	88,000.00	89	88,680.67	89	88,644.16
540211AF6	321.00	321,000.00	330	329,652.89	351	351,495.00
552078AL1	50.00	50,000.00	52	51,800.80	53	52,500.00
58282PAJ0	150.00	150,000.00	151	150,729.65	151	150,750.00

593048AX9	1,150.00	1,150,000.00	1,576	1,576,339.43	1,846	1,845,750.00
59562VAF4	250.00	250,000.00	250	250,264.88	261	260,851.75
59833BAB0	325.00	325,000.00	334	334,364.12	362	361,968.75
59870NAC6	410.00	410,000.00	414	413,731.15	402	401,800.00
60036NAD3	24.00	24,000.00	27	26,560.55	26	25,800.00
60740FAE5	129.00	129,000.00	138	138,202.49	143	142,545.00
61238QAA6	200.00	200,000.00	192	192,022.10	193	193,000.00
617446HC6	1,500.00	1,500,000.00	1,502	1,502,326.34	1,625	1,625,061.00
620076AR0	118.00	118,000.00	129	128,648.46	134	133,546.62
629527AU6	1,500.00	1,500,000.00	1,668	1,667,844.90	1,776	1,775,652.00
63860BAC6	340.00	340,000.00	354	354,497.84	371	370,600.00
63860BAD4	140.00	140,000.00	141	141,332.63	146	145,600.00
64016AAA3	150.00	150,000.00	150	150,000.00	147	146,625.00
651715AF1	500.00	500,000.00	490	490,428.27	435	435,000.00
652478AL2	400.00	400,000.00	431	431,031.32	510	509,870.40
652482AR1	300.00	300,000.00	301	301,404.41	312	311,736.90
65332VBG7	130.00	130,000.00	132	131,766.64	139	139,173.58
65332VBJ1	288.00	288,000.00	295	294,685.64	295	294,816.10
653522DJ8	1,500.00	1,500,000.00	1,541	1,541,368.67	1,623	1,622,749.50
65556TAB3	370.00	370,000.00	380	379,807.24	383	382,950.00
656559BG5	290.00	290,000.00	290	290,000.00	267	266,800.00
666807AW2	1,000.00	1,000,000.00	1,020	1,020,025.79	1,291	1,291,459.00
667294AM4	1,988.00	1,988,366.76	1,974	1,974,499.71	1,988	1,988,468.17
670874AD8	200.00	200,000.00	204	203,641.32	207	207,000.00
674599BV6	500.00	500,000.00	549	548,683.24	555	554,821.00
675007AE8	250.00	250,000.00	251	251,171.74	271	270,625.00
68233DAR8	250.00	250,000.00	193	193,466.03	280	280,038.25
69073TAD5	330.00	330,000.00	357	357,479.00	356	356,400.00
691497AC5	270.00	270,000.00	272	272,200.19	281	280,800.00
69422PAB5	120.00	120,000.00	118	118,098.66	125	124,500.00
698299AM6	1,250.00	1,250,000.00	1,502	1,502,259.71	1,741	1,740,625.00
698465BG5	400.00	400,000.00	403	402,726.47	399	399,142.40
701081AK7	24.00	24,000.00	25	24,847.05	25	24,960.00
701081AM3	300.00	300,000.00	340	339,793.58	341	341,250.00
704231AE9	150.00	150,000.00	156	155,697.71	147	147,375.00
708160BS4	470.00	470,000.00	517	516,919.50	508	508,187.50
715638AP7	950.00	950,000.00	971	970,870.68	1,147	1,147,125.00
716708AC6	1,410.00	1,410,000.00	1,475	1,474,758.23	1,697	1,696,871.55
71676QAC0	3,380.00	3,380,000.00	2,736	2,736,084.35	3,228	3,227,900.00
718154CF2	1,000.00	1,000,000.00	1,068	1,067,845.08	1,166	1,166,072.00
726505AB6	190.00	190,000.00	191	190,802.93	200	199,975.00
74051CAB2	707.00	707,000.00	731	730,732.39	637	637,183.75
74153QAF9	240.00	240,000.00	265	265,215.07	261	260,700.00
74157KAL5	360.00	360,000.00	369	369,007.02	380	379,800.00
743263AD7	250.00	250,000.00	264	264,083.34	272	271,774.75
743263AJ4	750.00	750,000.00	802	802,316.79	812	812,229.00
74332DAA3	230.00	230,000.00	231	231,130.10	234	234,312.50
749121BP3	160.00	160,000.00	159	159,121.79	156	155,800.00
74913EAJ9	1,000.00	1,000,000.00	773	772,932.18	862	862,500.00
74913GAE5	390.00	390,000.00	385	385,474.84	407	406,575.00
74913RAH4	10.00	10,000.00	11	11,493.11	11	11,450.00
750829AA1	100.00	100,000.00	99	99,351.88	107	106,625.00

750829AB9	250.00	250,000.00	248	248,174.93	283	282,500.00
755081AD8	240.00	240,000.00	243	243,329.21	232	231,600.00
755111AE1	584.00	584,000.00	587	586,743.01	603	603,465.89
755111AF8	1,000.00	1,000,000.00	982	981,977.43	1,195	1,194,862.00
755267AC5	100.00	100,000.00	103	103,072.35	102	101,500.00
75866HAC1	292.00	292,000.00	309	309,484.74	318	317,550.00
75952BAM7	400.00	400,000.00	390	390,015.17	393	393,000.00
76182KAP0	160.00	160,000.00	159	159,389.52	160	159,600.00
762397AL1	420.00	420,000.00	474	474,238.83	444	444,150.00
768369AB6	380.00	380,000.00	395	395,355.80	422	421,800.00
77531QAB4	60.00	60,000.00	66	65,904.26	69	69,300.00
782352AC2	220.00	220,000.00	224	223,649.14	222	222,200.00
78387GAD5	1,000.00	1,000,000.00	1,018	1,017,929.74	1,062	1,061,933.00
78412FAC8	170.00	170,000.00	181	181,367.81	179	179,350.00
786514BF5	500.00	500,000.00	517	517,132.38	503	502,696.50
79604VAM7	110.00	110,000.00	111	110,518.81	117	116,875.00
816196AJ8	240.00	240,000.00	240	240,000.00	230	229,800.00
829226AM1	330.00	330,000.00	338	337,523.96	338	337,837.50
834260AB7	250.00	250,000.00	240	239,911.13	221	221,250.00
835415AJ9	500.00	500,000.00	415	414,939.17	507	507,500.00
84762LAA3	90.00	90,000.00	88	88,348.85	81	81,000.00
852060AM4	1,500.00	1,500,000.00	1,464	1,463,603.91	1,525	1,524,994.50
852060AS1	1,450.00	1,450,000.00	1,501	1,501,144.89	1,706	1,706,415.10
857555AL0	170.00	170,000.00	170	170,000.00	167	167,450.00
857689AT0	20.00	20,000.00	20	20,000.00	20	20,275.00
864486AB1	410.00	410,000.00	412	412,202.05	373	373,100.00
867363AK9	630.00	630,000.00	630	630,000.00	638	637,875.00
87203RAA0	255.00	255,303.77	258	258,018.63	274	273,624.37
872402AG7	750.00	750,000.00	874	873,526.95	870	870,000.00
87922RAD4	50.00	50,000.00	46	45,732.30	47	47,250.00
88033GBA7	713.00	713,000.00	721	721,223.59	745	745,085.00
88033GBB5	2,810.00	2,810,000.00	2,862	2,862,138.29	2,838	2,838,100.00
880349AD7	230.00	230,000.00	230	230,000.00	257	257,025.00
880779AS2	500.00	500,000.00	523	523,286.79	505	505,000.00
882389CB3	750.00	750,000.00	750	749,613.18	756	756,137.25
882444AA0	206.00	206,000.00	206	206,000.00	210	209,605.00
892335AK6	370.00	370,000.00	347	347,341.97	330	330,225.00
902118AK4	2,615.00	2,615,000.00	2,104	2,103,934.20	3,001	3,000,641.90
902118BC1	1,000.00	1,000,000.00	923	923,090.48	1,066	1,065,882.00
902671AA4	500.00	500,000.00	506	505,619.88	549	549,027.50
902712AB4	230.00	230,000.00	230	230,000.00	252	251,850.00
90332UAA1	602.00	601,716.19	575	574,973.77	599	598,596.23
90338RAG9	210.00	210,000.00	210	209,754.46	242	241,500.00
90347XAB6	300.00	300,000.00	314	313,809.23	322	321,750.00
90348AAG4	150.00	150,000.00	163	162,685.73	167	166,500.00
907818CN6	2,000.00	2,000,000.00	1,959	1,958,637.39	2,122	2,121,614.00
909317AR0	719.00	719,370.12	556	556,131.30	686	685,794.02
91086QAG3	390.00	390,000.00	473	472,698.05	487	487,500.00
91086QAN8	1,870.00	1,870,000.00	1,989	1,989,205.07	2,169	2,169,200.00
91154RAC7	236.00	236,265.00	71	71,470.16	99	99,231.30
911CBIAB6	473.00	473,235.50	127	126,875.34	208	207,750.38
912828AF7	2,550.00	2,550,000.00	2,927	2,926,832.95	3,015	3,015,225.52

912828BD1	5,000.00	5,000,000.00	5,016	5,016,310.38	5,390	5,390,122.02
912828CP3	3,000.00	3,000,000.00	3,043	3,042,886.51	3,176	3,176,303.19
91800KAB2	110.00	110,000.00	115	114,642.99	116	115,775.00
91913YAE0	400.00	400,000.00	432	432,027.37	483	482,804.40
92025RAB4	260.00	260,000.00	264	264,252.87	252	252,200.00
92203PAB2	160.00	160,000.00	171	170,906.64	170	170,400.00
92276MAH8	260.00	260,000.00	257	257,493.59	261	261,300.00
92344SAE0	250.00	250,000.00	252	251,723.94	252	252,426.25
927460AF2	250.00	250,000.00	242	241,631.48	261	261,250.00
92839UAB3	680.00	680,000.00	639	638,716.13	646	646,000.00
92857TAG2	250.00	250,000.00	275	274,777.11	279	278,854.75
92926TAA2	270.00	270,000.00	267	267,420.38	261	261,225.00
934548AE8	110.00	110,000.00	108	107,893.77	110	110,275.00
93933VAS7	440.00	440,000.00	446	446,187.68	449	449,353.52
94106LAG4	2,000.00	2,000,000.00	1,914	1,914,052.99	2,325	2,325,012.00
94106LAN9	40.00	40,000.00	40	40,197.47	49	49,181.28
94107UAA6	280.00	280,000.00	260	260,338.53	279	278,600.00
959053AD1	342.00	342,000.00	369	369,311.13	393	392,872.50
960413AC6	234.00	234,000.00	241	240,842.03	252	252,135.00
962166BP8	2,400.00	2,400,000.00	2,488	2,487,534.78	2,593	2,593,327.20
962166BR4	1,000.00	1,000,000.00	980	979,556.95	1,131	1,131,219.00
969457BB5	902.00	902,000.00	846	845,702.46	958	958,375.00
969457BM1	1,200.00	1,200,000.00	1,235	1,234,674.12	1,416	1,416,000.00
98372PAF5	1,000.00	1,000,000.00	988	988,025.92	965	964,701.00
984121BM4	130.00	130,000.00	130	130,000.00	138	138,125.00
EC8739780	70.00	70,000.00	75	74,787.70	87	86,548.00
RR1000142	200.00	199,999.99	193	192,693.33	200	199,999.99
TT3163165	494.00	494,124.00	362	361,537.39	486	486,119.19
TT3258270	2,441.00	2,441,140.00	1,987	1,986,919.42	2,411	2,410,625.75
ZZZACEB26	312.00	312,364.00	13	13,377.79	6	6,247.28
35177PAL1	600.00	600,000.00	781	780,924.13	804	804,093.00
704231AG4	350.00	350,000.00	344	344,411.19	339	339,500.00
9128273T7	2,300.00	2,300,000.00	2,875	2,874,584.49	2,944	2,944,170.16
912828DN7	6,000.00	6,000,000.00	5,971	5,971,213.55	5,934	5,934,372.00
912828DP2	3,100.00	3,100,000.00	3,072	3,072,411.57	3,072	3,072,391.40
590189	5,404.00	5,404,000.00	5,404	5,404,000.00	5,404	5,404,000.00
313586810	—	15.00	1,357	1,357,500.00	1,357	1,357,500.00
313586794	7.00	7,000.00	350	350,000.00	384	383,687.50
03027R111	—	251.00	16	16,330.06	88	88,271.10
	270,031.00	270,030,915.35	258,408.00	258,407,669.96	271,750	271,749,633.57
	—	270,031.00	—	258,408.00	—	271,750.00

Cussip	NAME	ISSUER	MATURITY	CPN	LONG_COMP_NAME
9128273T7	TSY INFL IX N/B	TSY INFL IX N/B	1/15/2008	3.625
912828BD1	TSY INFL IX N/B	TSY INFL IX N/B	7/15/2013	1.875
912828AF7	TSY INFL IX N/B	TSY INFL IX N/B	7/15/2012	3
912828CP3	TSY INFL IX N/B	TSY INFL IX N/B	7/15/2014	2
912828DN7	US TREASURY N/B	US TREASURY N/B	2/28/2007	3.375
912828DP2	US TREASURY N/B	US TREASURY N/B	3/15/2010	4

Cussip	NAME	ISSUER	MATURITY	CPN	LONG_COMP_NAME
004421kj1	ACE 2005-SD1 A1	ACE SECURITIES CORP.	11/25/2050	4.23	ACE Securities Corp
004429AA4	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec
05948NAA1	BANAGRICOLA DPR FUNDING	BANAGRICOLA DPR FUNDING	3/15/2010	5.02	Banagricola DPR Funding Ltd
06606FAL5	BAMH 1997-2 M	BANKAMERICA MANUFACTURED HOUSI	4/10/2028	6.9	BankAmerica Manufactured Housing Contract Trust
07324qex0	BFAT 2004-SSRA A1	BAYVIEW FINANCIAL ASSET TRUST	12/25/2039	4.43	Bayview Financial Asset Trust
14073MAA2	CAPT 1997-1A A	CAPTIVA CBO	11/30/2009	6.86	Captiva CBO
20846QJQ2	CNF 2002-1 A	CONSECO FINANCE SECURITIZATION	12/1/2033	6.681	Conseco Finance Securitizations Corp
21075WGB5	CONHE 1997-4 B1F	CONTIMORTGAGE HOME EQUITY LOAN	10/15/2028	7.33	Contimortgage Home Equity Trust 1998-3
22541SD96	CSFB 2004-CF2 2A1	CS FIRST BOSTON MORTGAGE SECUR	5/25/2044	4.19	CS First Boston Mortgage Securities Corp
33761sab4	FFWMH 1996-1 B	FIRSTFED CORP MANUFACTURED HOU	10/15/2022	8.06	Firstfed Corp Manufactured Housing Contract
393505AP7	GT 1992-2 B	GREEN TREE FINANCIAL CORPORATI	1/15/2018	9.15	Green Tree Financial Corp
393505AU6	GT 1993-1 B	GREEN TREE FINANCIAL CORPORATI	4/15/2018	8.45	Green Tree Financial Corp
393505PY2	GTHIL 1996-D HIB2	GREEN TREE HOME IMPROVEMENT LO	9/15/2027	8	Green Tree Home Improvement Loan Trust
393505Z21	GT 1999-4 A5	GREEN TREE FINANCIAL CORPORATI	5/1/2031	6.97	Green Tree Financial Corp
62827EAA8	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec
62827FAA5	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec
67087tdp3	OAK 2002-B A3	OAKWOOD MORTGAGE INVESTORS INC	3/15/2025	6.06	Oakwood Mortgage Investors Inc
67087tdx6	OAK 2002-C AIO	OAKWOOD MORTGAGE INVESTORS INC	8/15/2010	6	Oakwood Mortgage Investors Inc
70556MAB8	PALS 2000-1 A2	PEGASUS AVIATION LEASE SECURIT	3/25/2030	8.37	Pegasus Aviation Lease Securitization
760985U25	RAMP 2004-RZ1 AII	RESIDENTIAL ASSET MORTGAGE PRO	3/25/2034	4.07	Residential Asset Mortgage Products Inc
76110wme3	RASC 2001-KS3 AII	RESIDENTIAL ASSET SECURITIES C	9/25/2031	4.06	Residential Asset Securities Corp
805564FZ9	SAST 2000-2 MF1	SAXON ASSET SECURITIES TRUST	7/25/2030	8.37	Saxon Asset Securities Trust
921796CR7	VMF 1997-B 1B2	VANDERBILT MORTGAGE FINANCE	10/7/2026	8.155	Vanderbilt Mortgage Finance

Cusip	NAME	ISSUER	MATURITY	CPN	LONG_COMP_NAME
045424BF4	ASC 1996-D2 A1	ASSET SECURITIZATION CORPORATI	2/14/2029	6.92	Asset Securitization Corp
07384YCJ3	BSABS 2002-AC1 B4	BEAR STEARNS ASSET BACKED SECU	1/25/2032	7	Bear Stearns Asset Backed Securities Inc
201728CG5	CMAC 1997-ML1 A3	COMMERCIAL MORTGAGE ACCEPTANCE	12/15/2030	6.57	Commercial Mortgage Acceptance Corp
201728CH3	CMAC 1997-ML1 A4	COMMERCIAL MORTGAGE ACCEPTANCE	12/15/2030	6.735	Commercial Mortgage Acceptance Corp
268617AM9	EMAC 1999-1 A1	ENTERPRISE MORTGAGE ACCEPTANCE	10/15/2025	6.42	Enterprise Mortgage Acceptance Co LLC
31394bz72	FNW 2004-W15 1A2	FANNIEMAE WHOLE LOAN	8/25/2044	6.5	Fannie Mae Whole Loan
361849DF6	GMACC 1998-C1 A2	GMAC COMMERCIAL MORTGAGE SECUR	5/15/2030	6.7	GMAC Commercial Mortgage Securities Inc
361849DJ8	GMACC 1998-C1 D	GMAC COMMERCIAL MORTGAGE SECUR	5/15/2030	6.974	GMAC Commercial Mortgage Securities Inc
41161PHF3	HVMLT 2004-8 3A2	HARBORVIEW MORTGAGE LOAN TRUST	11/19/2034	4.18938	Harborview Mortgage Loan Trust
41161PTE3	HVMLT 2005-9 B10	HARBORVIEW MORTGAGE LOAN TRUST	6/20/2035	5.54625	Harborview Mortgage Loan Trust
52108HFH2	LBUBS 2001-C3 X	LB-UBS COMMERCIAL MORTGAGE TRU	6/15/2036	1.203887	LB-UBS Commercial Mortgage Trust
589962dH9	MESC 11PA B3	MERIT SECURITIES CORPORATION	9/28/2032	6.0875	Merit Securities Corp
591739bm8	METRO 1998-BI B1	METROPOLITAN ASSET FUNDING, IN	11/20/2024	8	Metropolitan Asset Funding Inc
655356HN6	NASC 1996-MD5 A1B	NOMURA ASSET SECURITIES CORPOR	4/13/2039	7.12	Nomura Asset Securities Corp
92922FZF8	WAMU 2004-AR12 A2A	WASHINGTON MUTUAL	10/25/2044	4.0775	Washington Mutual Inc
BCC021EK6	BCF 1997-R2 B5	BLACKROCK CAPITAL FINANCE L.P.	12/25/2035	6.0126	BlackRock Capital Finance LP
76112BVB3	RAMP 2005-SL2 APO	RESIDENTIAL ASSET MORTGAGE PRO	2/25/2032	0	Residential Asset Mortgage Products Inc
74160MJA1	PRIME 2005-2 2XB	PRIME MORTGAGE TRUST	10/25/2032	1.743	Prime Mortgage Trust
#25CMLG56	#N/A Sec	#N/A Sec	#N/A Sec

Cusip	NAME	ISSUER	MATURITY	CPN	LONG_COMP_NAME
530715AL5	LIBERTY MEDIA CORP	LIBERTY MEDIA CORP	2/15/2030	3.75	Liberty Media Corp

Cussip	ISSUER	ISSUER	MATURITY	CPN	LONG_COMP_NAME
000305aa0	AAC GROUP HOLDING CORP	AAC GROUP HOLDING CORP	10/1/2012	0	AAC Group Holding Corp
00081TAA6	ACCO BRANDS CORP	ACCO BRANDS CORP	8/15/2015	7.625	ACCO Brands Corp
00130HBB0	AES CORPORATION	AES CORPORATION	5/15/2015	9	AES Corp/The
00130HBC8	AES CORPORATION	AES CORPORATION	3/1/2014	7.75	AES Corp/The
001706AB6	ASSOCIATED MATERIALS INC	ASSOCIATED MATERIALS INC	3/1/2014	0	Associated Materials Inc
00184AAE5	TIME WARNER INC	TIME WARNER INC	5/1/2007	6.15	Time Warner Inc
00184AAF2	TIME WARNER INC	TIME WARNER INC	5/1/2012	6.875	Time Warner Inc
00184AAG0	TIME WARNER INC	TIME WARNER INC	5/1/2032	7.7	Time Warner Inc
001957BC2	AT&T CORP	AT&T CORP	11/15/2011	9.05	AT&T Corp
00209AAG1	NEW CINGULAR WIRELESS SV	NEW CINGULAR WIRELESS SV	5/1/2012	8.125	New Cingular Wireless Services Inc
00209AAH9	NEW CINGULAR WIRELESS SV	NEW CINGULAR WIRELESS SV	5/1/2007	7.5	New Cingular Wireless Services Inc
003669AF5	ABITIBI-CONSOLIDATED INC	ABITIBI-CONSOLIDATED INC	6/15/2011	7.75	Abitibi-Consolidated Inc
003669AG3	ABITIBI-CONSOLIDATED INC	ABITIBI-CONSOLIDATED INC	6/15/2011	7.37	Abitibi-Consolidated Inc
003669AJ7	ABITIBI-CONSOLIDATED INC	ABITIBI-CONSOLIDATED INC	4/1/2015	8.375	Abitibi-Consolidated Inc
00506TAB1	ACTIVANT SOLUTIONS INC	ACTIVANT SOLUTIONS INC	4/1/2010	10.05438	Activant Solutions Inc
00922KAA8	AIR 2 US	AIR 2 US	10/1/2019	8.027	Air 2 US
011588AE0	ALAMOSA DELAWARE INC	ALAMOSA DELAWARE INC	7/31/2010	11	Alamosa Delaware Inc
013817AH4	ALCOA INC	ALCOA INC	1/15/2013	5.375	Alcoa Inc
01741RAB8	ALLEGHENY TECHNOLOGIES	ALLEGHENY TECHNOLOGIES	12/15/2011	8.375	Allegheny Technologies Inc
01958XAs6	ALLIED WASTE NORTH AMER	ALLIED WASTE NORTH AMER	4/1/2008	8.875	Allied Waste North America
02076QAB3	ALPHA NATURAL RESOURCES	ALPHA NATURAL RESOURCES	6/1/2012	10	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
02209SAA1	ALTRIA GROUP INC	ALTRIA GROUP INC	11/4/2013	7	Altria Group Inc
023551AJ3	AMERADA HESS CORP	AMERADA HESS CORP	8/15/2031	7.3	Amerada Hess Corp
02378jbk3	AMERICAN AIRLINES INC	AMERICAN AIRLINES INC	10/1/2006	7.8	American Airlines Inc
02519qab8	AMR COMML LINES/ACL FIN	AMR COMML LINES/ACL FIN	2/15/2015	9.5	American Commercial Lines/ACL Finance Corp
03070QAF8	AMERISTAR CASINOS INC	AMERISTAR CASINOS INC	2/15/2009	10.75	Ameristar Casinos Inc
030981AC8	AMERIGAS PARTNERS L.P.	AMERIGAS PARTNERS L.P.	5/20/2015	7.25	Amerigas Partners LP
031042AC8	AMES TRUE TEMPER INC	AMES TRUE TEMPER INC	1/15/2012	8.15	Ames True Temper
032479AC1	ANADARKO FINANCE CO	ANADARKO FINANCE CO	5/1/2011	6.75	Anadarko Finance Co
032479AD9	ANADARKO FINANCE CO	ANADARKO FINANCE CO	5/1/2031	7.5	Anadarko Finance Co
03937SAA8	ARCEL FINANCE LIMITED	ARCEL FINANCE LIMITED	2/1/2009	5.984	Arcel Finance Ltd
043436AB0	ASBURY AUTOMOTIVE GROUP	ASBURY AUTOMOTIVE GROUP	6/15/2012	9	Asbury Automotive Group Inc
05461YAB2	AXTEL SA	AXTEL SA	12/15/2013	11	AXtel SA
077447AE0	BELDEN & BLAKE CORP	BELDEN & BLAKE CORP	7/15/2012	8.75	Belden & Blake Corp
079860AB8	BELLSOUTH CORPORATION	BELLSOUTH CORPORATION	10/15/2011	6	BellSouth Corp
097014AG9	BOEING CAPITAL CORP	BOEING CAPITAL CORP	2/15/2012	6.5	Boeing Capital Corp
097014AH7	BOEING CAPITAL CORP	BOEING CAPITAL CORP	1/15/2013	5.8	Boeing Capital Corp
097023AU9	BOEING CO	BOEING CO	2/15/2033	6.125	Boeing Co
105756AJ9	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	10/15/2009	14.5	Brazilian Government International Bond
105756AL4	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	3/6/2030	12.25	Brazilian Government International Bond
105756AP5	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	8/17/2040	11	Brazilian Government International Bond
105756AR1	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	4/15/2024	8.875	Brazilian Government International Bond
105756AV2	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	4/15/2010	12	Brazilian Government International Bond
12201PAN6	BURLINGTON RESOURCES FIN	BURLINGTON RESOURCES FIN	12/1/2031	7.4	Burlington Resources Finance Co
12502CAD3	CHARTER COMM HLDGS II	CHARTER COMM HLDGS II	9/15/2010	10.25	Charter Communications Holdings II LLC/Charter Communications Hldgs II Cap Corp
125581AB4	CIT GROUP INC	CIT GROUP INC	4/2/2012	7.75	CIT Group Inc

126304AD6	CSC HOLDINGS INC	CSC HOLDINGS INC	8/15/2009	8.125	CSC Holdings Inc
126304AQ7	CSC HOLDINGS INC	CSC HOLDINGS INC	4/15/2012	7	CSC Holdings Inc
13645RAC8	CANADIAN PACIFIC RR CO	CANADIAN PACIFIC RR CO	10/15/2011	6.25	Canadian Pacific Railway Co
147446AB4	CASE NEW HOLLAND INC	CASE NEW HOLLAND INC	8/1/2011	9.25	Case New Holland Inc
16117PBD1	CHRTR COMM HLDS/CHRT CAP	CHRTR COMM HLDS/CHRT CAP	5/15/2011	0	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp
171871AH9	CINCINNATI BELL INC	CINCINNATI BELL INC	2/15/2015	7	Cincinnati Bell Inc
17248RAF3	CINGULAR WIRELESS LLC	CINGULAR WIRELESS LLC	12/15/2011	6.5	Cingular Wireless LLC
172967BL4	CITIGROUP INC	CITIGROUP INC	6/15/2032	6.625	Citigroup Inc
17307HAA4	CITISTEEL USA INC	CITISTEEL USA INC	9/1/2010	11.55313	CitiSteel USA Inc
17453BAB7	CITIZENS COMMUNICATIONS	CITIZENS COMMUNICATIONS	5/15/2011	9.25	Citizens Communications Co
190441AX3	EL PASO CGP CO	EL PASO CGP CO	2/1/2009	6.375	El Paso CGP Co
190441BC8	EL PASO CGP CO	EL PASO CGP CO	6/15/2010	7.75	El Paso CGP Co
195325AU9	REPUBLIC OF COLOMBIA	REPUBLIC OF COLOMBIA	2/25/2020	11.75	Colombia Government International Bond
197677AG2	HCA INC	HCA INC	6/15/2025	7.69	HCA Inc
20029PAL3	COMCAST CABLE COMMUNICAT	COMCAST CABLE COMMUNICAT	1/30/2011	6.75	Comcast Cable Communications
20030NAB7	COMCAST CORP	COMCAST CORP	1/15/2015	6.5	Comcast Corp
20030NAC5	COMCAST CORP	COMCAST CORP	3/15/2033	7.05	Comcast Corp
202608aa3	COMMERCIAL VEHICLE GROUP	COMMERCIAL VEHICLE GROUP	7/1/2013	8	Commercial Vehicle Group Inc
203668AD0	COMMUNITY HEALTH SYSTEMS	COMMUNITY HEALTH SYSTEMS	12/15/2012	6.5	Community Health Systems Inc
204386AE6	CIE GENER DE GEOPHYSIQUE	CIE GENER DE GEOPHYSIQUE	5/15/2015	7.5	Compagnie Generale de Geophysique SA
20825CAE4	CONOCOPHILLIPS	CONOCOPHILLIPS	10/15/2012	4.75	ConocoPhillips
210805CY1	CONTINENTAL AIRLINES INC	CONTINENTAL AIRLINES INC	11/1/2020	8.048	Continental Airlines Inc
210805DL8	CONTINENTAL AIRLINES INC	CONTINENTAL AIRLINES INC	6/15/2011	7.033	Continental Airlines Inc
22541LAC7	CREDIT SUISSE FB USA INC	CREDIT SUISSE FB USA INC	1/15/2012	6.5	Credit Suisse First Boston USA Inc
23326BAA2	DI FINANCE/DYNCORP INTL	DI FINANCE/DYNCORP INTL	2/15/2013	9.5	DI Finance/DynCorp International
233835AQ0	DAIMLERCHRYSLER NA HLDG	DAIMLERCHRYSLER NA HLDG	1/18/2031	8.5	DaimlerChrysler NA Holding Corp
233835AT4	DAIMLERCHRYSLER NA HLDG	DAIMLERCHRYSLER NA HLDG	1/15/2012	7.3	DaimlerChrysler NA Holding Corp
23918KAH1	DAVITA INC	DAVITA INC	3/15/2015	7.25	DaVita Inc
247126AE5	DELPHI CORP	DELPHI CORP	8/15/2013	6.5	Delphi Corp
247367AX3	DELTA AIR LINES	DELTA AIR LINES	1/2/2023	6.718	Delta Air Lines Inc
25156PAF0	DEUTSCHE TELEKOM INT FIN	DEUTSCHE TELEKOM INT FIN	7/22/2013	5.25	Deutsche Telekom International Finance BV
251799AA0	DEVON ENERGY CORPORATION	DEVON ENERGY CORPORATION	4/15/2032	7.95	Devon Energy Corp
25179SAC4	DEVON FINANCING CORP ULC	DEVON FINANCING CORP ULC	9/30/2011	6.875	Devon Financing Corp ULC
252125AC3	DEX MEDIA EAST LLC/FIN	DEX MEDIA EAST LLC/FIN	11/15/2009	9.875	Dex Media East LLC/Dex Media East Finance Co
252125AF6	DEX MEDIA EAST LLC/FIN	DEX MEDIA EAST LLC/FIN	11/15/2012	12.125	Dex Media East LLC/Dex Media East Finance Co
25714PAE8	DOMINICAN REPUBLIC	DOMINICAN REPUBLIC	9/27/2011	9.5	Dominican Republic International Bond
257469AF3	DOMINION RESOURCES INC	DOMINION RESOURCES INC	9/17/2012	5.7	Dominion Resources Inc/VA
25754QAF4	DOMINOS INC	DOMINOS INC	7/1/2011	8.25	Domino’s Inc
257561AU4	DOMTAR INC	DOMTAR INC	10/15/2011	7.875	Domtar Inc
260543BR3	DOW CHEMICAL	DOW CHEMICAL	10/1/2012	6	Dow Chemical Co/The
264399DW3	DUKE ENERGY CORP	DUKE ENERGY CORP	1/15/2012	6.25	Duke Energy Corp
26439XAB9	DUKE ENERGY FIELD SRVCS	DUKE ENERGY FIELD SRVCS	8/16/2010	7.875	Duke Energy Field Services Llc
26816LAG7	DYNEGY HOLDINGS INC	DYNEGY HOLDINGS INC	2/15/2012	8.75	Dynegy Holdings Inc
277461BD0	EASTMAN KODAK CO	EASTMAN KODAK CO	11/15/2013	7.25	Eastman Kodak Co
27927wAD4	REPUBLIC OF ECUADOR	REPUBLIC OF ECUADOR	8/15/2030	9	Ecuador Government International Bond
28368EAD8	EL PASO CORPORATION	EL PASO CORPORATION	8/1/2031	7.8	El Paso Corp
283703AB2	EL PASO PRODUCTION HLDG	EL PASO PRODUCTION HLDG	6/1/2013	7.75	El Paso Production Holding Co
283875AH5	REPUBLIC OF EL SALVADOR	REPUBLIC OF EL SALVADOR	4/10/2032	8.25	El Salvador Government International Bond
285659AE8	ELECTRONIC DATA SYSTEMS	ELECTRONIC DATA SYSTEMS	10/15/2009	7.125	Electronic Data Systems Corp
285659AF5	ELECTRONIC DATA SYSTEMS	ELECTRONIC DATA SYSTEMS	10/15/2029	7.45	Electronic Data Systems Corp
290408AB9	ELWOOD ENERGY LLC	ELWOOD ENERGY LLC	7/5/2026	8.159	Elwood Energy LLC
291531AB7	EMMIS OPERATING CO	EMMIS OPERATING CO	5/15/2012	6.875	Emmis Operating Co

29255WAD2	ENCORE ACQUISITION CO	ENCORE ACQUISITION CO	4/15/2014	6.25	Encore Acquisition Co
29255WAE0	ENCORE ACQUISITION	ENCORE ACQUISITION	7/15/2015	6	Encore Acquisition Co
30161MAB9	EXELON GENERATION CO LLC	EXELON GENERATION CO LLC	6/15/2011	6.95	Exelon Generation Co LLC
337932AB3	FIRSTENERGY CORP	FIRSTENERGY CORP	11/15/2011	6.45	FirstEnergy Corp
337932AC1	FIRSTENERGY CORP	FIRSTENERGY CORP	11/15/2031	7.375	FirstEnergy Corp
33938EAJ6	FLEXTRONICS INTL LTD	FLEXTRONICS INTL LTD	5/15/2013	6.5	Flextronics International Ltd
345370CA6	FORD MOTOR COMPANY	FORD MOTOR COMPANY	7/16/2031	7.45	Ford Motor Co
345397SM6	FORD MOTOR CREDIT CO	FORD MOTOR CREDIT CO	10/28/2009	7.375	Ford Motor Credit Co
345397TY9	FORD MOTOR CREDIT CO	FORD MOTOR CREDIT CO	10/25/2011	7.25	Ford Motor Credit Co
345397UG6	FORD MOTOR CREDIT CO	FORD MOTOR CREDIT CO	6/16/2008	6.625	Ford Motor Credit Co
345550AF4	FOREST CITY ENTERPRISES	FOREST CITY ENTERPRISES	2/1/2017	6.5	Forest City Enterprises Inc
35177PAL1	FRANCE TELECOM	FRANCE TELECOM	3/1/2031	8.5	France Telecom SA
35802N303	FRESENIUS MED CAP TR II	FRESENIUS MED CAP TR II	2/1/2008	7.875	Fresenius Medical Care Capital Trust II
359577AA1	MIZUHO JGB INVESTMENT	MIZUHO JGB INVESTMENT	#N/A N Ap	9.87	Mizuho JGB Investment LLC
368287AA6	MORGAN STANLEY (GAZPROM)	MORGAN STANLEY (GAZPROM)	3/1/2013	9.625	Morgan Stanley Bank AG for OAO Gazprom
36962GM27	GENERAL ELEC CAP CORP	GENERAL ELEC CAP CORP	12/15/2009	3.75	General Electric Capital Corp
36962GYY4	GENERAL ELEC CAP CORP	GENERAL ELEC CAP CORP	6/15/2012	6	General Electric Capital Corp
36962GZY3	GENERAL ELEC CAP CORP	GENERAL ELEC CAP CORP	1/15/2013	5.45	General Electric Capital Corp
370425RX0	GENL MOTORS ACCEPT CORP	GENL MOTORS ACCEPT CORP	9/15/2011	6.875	General Motors Acceptance Corp
370425RZ5	GENL MOTORS ACCEPT CORP	GENL MOTORS ACCEPT CORP	11/1/2031	8	General Motors Acceptance Corp
370425SB7	GENL MOTORS ACCEPT CORP	GENL MOTORS ACCEPT CORP	2/1/2007	6.125	General Motors Acceptance Corp
370425SC5	GENL MOTORS ACCEPT CORP	GENL MOTORS ACCEPT CORP	2/1/2012	7	General Motors Acceptance Corp
373298BE7	GEORGIA-PACIFIC CORP	GEORGIA-PACIFIC CORP	12/1/2011	9.5	Georgia-Pacific Corp
38141GBU7	GOLDMAN SACHS GROUP INC	GOLDMAN SACHS GROUP INC	1/15/2012	6.6	Goldman Sachs Group Inc
382383AD9	GOODMAN GLOBAL HOLDINGS	GOODMAN GLOBAL HOLDINGS	6/15/2012	6.41	Goodman Global Holding Co Inc
38470RAD3	GRAHAM PACKAGING CO	GRAHAM PACKAGING CO	10/15/2014	9.875	Graham Packaging Co Inc
38869PAD6	GRAPHIC PACKAGING INTL	GRAPHIC PACKAGING INTL	8/15/2013	9.5	Graphic Packaging International Corp
402629AE9	GULFMARK OFFSHORE INC	GULFMARK OFFSHORE INC	7/15/2014	7.75	Gulfmark Offshore Inc
404085AB8	H&E EQUIPMENT/FINANCE	H&E EQUIPMENT/FINANCE	6/15/2012	11.125	H&E Equipment Services LLC/H&E Finance Corp
404119AJ8	HCA INC	HCA INC	11/6/2033	7.5	HCA Inc
40422raa4	H-LINES FINANCE HOLDING	H-LINES FINANCE HOLDING	4/1/2013	0	H-Lines Finance Holding Corp
420029AE0	HAWAIIAN TELCOM COMMUNIC	HAWAIIAN TELCOM COMMUNIC	5/1/2015	12.5	Hawaiian Telcom Communications Inc
421924AP6	HEALTHSOUTH CORP	HEALTHSOUTH CORP	10/1/2008	10.75	Healthsouth Corp
438180AD3	REPUBLIC OF HONDURAS	REPUBLIC OF HONDURAS	10/1/2011	3.380769	Honduras Government AID Bond
44043YAB8	HORIZON LINES LLC	HORIZON LINES LLC	11/1/2012	9	Horizon Lines LLC
441812KD5	HSBC FINANCE CORP	HSBC FINANCE CORP	7/15/2013	4.75	HSBC Finance Corp
447012Ab1	HUNTSMAN INTL LLC	HUNTSMAN INTL LLC	7/1/2009	10.125	Huntsman International LLC
448814HR7	HYDRO-QUEBEC	HYDRO-QUEBEC	5/11/2011	6.3	Hydro Quebec
45767DAE9	INNOVA S DE R.L.	INNOVA S DE R.L.	9/19/2013	9.375	Innova S de RL
45771VAB9	INN OF THE MOUNTAIN GODS	INN OF THE MOUNTAIN GODS	11/15/2010	12	Inn of the Mountain Gods Resort & Casino
45820EAB8	INTELSAT LTD	INTELSAT LTD	4/15/2012	7.625	Intelsat Ltd
45820EAH5	INTELSAT LTD	INTELSAT LTD	11/1/2013	6.5	Intelsat Ltd
458665AG1	INTERFACE INC	INTERFACE INC	2/1/2010	10.375	Interface Inc
459200BA8	IBM CORP	IBM CORP	11/29/2012	4.75	International Business Machines Corp
46489NAD4	ISPAT INLAND ULC	ISPAT INLAND ULC	4/1/2014	9.75	Ispat Inland ULC
46625HAT7	JPMORGAN CHASE & CO	JPMORGAN CHASE & CO	1/2/2013	5.75	JPMorgan Chase & Co
46625HBV1	JPMORGAN CHASE & CO	JPMORGAN CHASE & CO	9/15/2014	5.125	JPMorgan Chase & Co
469865AB5	JACUZZI BRANDS INC	JACUZZI BRANDS INC	7/1/2010	9.625	Jacuzzi Brands Inc
482434AG2	KCS ENERGY INC	KCS ENERGY INC	4/1/2012	7.125	KCS Energy Inc
48247EAC5	KI HOLDINGS INC	KI HOLDINGS INC	11/15/2014	0	KI Holdings Inc
48282BAC7	KABEL DEUTSCHLAND GMBH	KABEL DEUTSCHLAND GMBH	7/1/2014	10.625	Kabel Deutschland GmbH
485188AD8	KANSAS CITY SOUTHERN	KANSAS CITY SOUTHERN	10/1/2008	9.5	Kansas City Southern Railway

49338PAB0	KEYSTONE AUTOMOTIVE OPER	KEYSTONE AUTOMOTIVE OPER	11/1/2013	9.75	Keystone Automotive Operations Inc
494550AK2	KINDER MORGAN ENER PART	KINDER MORGAN ENER PART	3/15/2012	7.125	Kinder Morgan Energy Partners LP
500605AB6	KOPPERS INC	KOPPERS INC	10/15/2013	9.875	Koppers Inc
50075NAL8	KRAFT FOODS INC	KRAFT FOODS INC	10/1/2013	5.25	Kraft Foods Inc
502413AT4	L-3 COMMUNICATIONS CORP	L-3 COMMUNICATIONS CORP	10/15/2015	6.375	L-3 Communications Corp
52536PAE8	LEINER HEALTH PRODUCTS	LEINER HEALTH PRODUCTS	6/1/2012	11	Leiner Health Products Inc
52736RAQ5	LEVI STRAUSS & CO	LEVI STRAUSS & CO	1/15/2015	9.75	Levi Strauss & Co
530718AG0	LIBERTY MEDIA CORP	LIBERTY MEDIA CORP	9/17/2006	5.37	Liberty Media Corp
540211AF6	LODGENET ENTERTAINMENT	LODGENET ENTERTAINMENT	6/15/2013	9.5	Lodgenet Entertainment Corp
552078AL1	LYONDELL CHEMICAL CO	LYONDELL CHEMICAL CO	5/1/2007	9.625	Lyondell Chemical Co
58282PAJ0	JSG FUNDING PLC	JSG FUNDING PLC	10/1/2012	9.625	JSG Funding PLC
593048AX9	UNITED MEXICAN STATES	UNITED MEXICAN STATES	5/15/2026	11.5	Mexico Government International Bond
59562VAF4	MIDAMERICAN ENERGY HLDGS	MIDAMERICAN ENERGY HLDGS	10/1/2012	5.875	Midamerican Energy Holdings Co
59833BAB0	MIDWEST GENERATION LLC	MIDWEST GENERATION LLC	5/1/2034	8.75	Midwest Generation LLC
59870NAc6	MILACRON ESCROW CORP	MILACRON ESCROW CORP	5/15/2011	11.5	Milacron Escrow Corp
60036NAD3	MILLENNIUM AMERICA INC	MILLENNIUM AMERICA INC	6/15/2008	9.25	Millennium America Inc
60740FAE5	MOBILE MINI INC	MOBILE MINI INC	7/1/2013	9.5	Mobile Mini Inc
61238QAA6	MONTELL FINANNCE CO BV	MONTELL FINANNCE CO BV	3/15/2027	8.1	Montell Finance Co BV
617446HC6	MORGAN STANLEY	MORGAN STANLEY	4/1/2012	6.6	Morgan Stanley
620076AR0	MOTOROLA INC	MOTOROLA INC	11/15/2010	7.625	Motorola Inc
62941EAB7	NTK HOLDINGS INC	NTK HOLDINGS INC	3/1/2014	0	NTK Holdings Inc
629527AU6	NABISCO INC	NABISCO INC	6/15/2015	7.55	Nabisco Inc
63860BAC6	NATIONSRENT INC	NATIONSRENT INC	10/15/2010	9.5	NationsRent Cos Inc
63860BAD4	NATIONSRENT INC	NATIONSRENT INC	5/1/2015	9.5	NationsRent Cos Inc
64016AAA3	NELL AF SARL	NELL AF SARL	8/15/2015	8.375	Nell AF SARL
651715AF1	NEWPAGE CORP	NEWPAGE CORP	5/1/2013	12	NewPage Corp
652478AL2	NEWS AMERICA HOLDINGS	NEWS AMERICA HOLDINGS	4/26/2023	8.875	News America Holdings Inc
652482AR1	NEWS AMERICA INC	NEWS AMERICA INC	1/9/2008	6.625	News America Inc
65332vbg7	NEXTEL COMMUNICATIONS	NEXTEL COMMUNICATIONS	8/1/2015	7.375	Nextel Communications Inc
65332vbj1	NEXTEL COMMUNICATIONS	NEXTEL COMMUNICATIONS	3/15/2014	5.95	Nextel Communications Inc
653522DJ8	NIAGARA MOHAWK POWER	NIAGARA MOHAWK POWER	10/1/2008	7.75	Niagara Mohawk Power Corp
65556NAB6	NORCRAFT HLDS/CAPITAL	NORCRAFT HLDS/CAPITAL	9/1/2012	0	Norcraft Holdings LP/Norcraft Capital Corp
65556TAB3	NORCRAFT COS/FINANCE	NORCRAFT COS/FINANCE	11/1/2011	9	Norcraft Cos LP/Norcraft Finance Corp
656559BG5	NORTEK INC	NORTEK INC	9/1/2014	8.5	Nortek Inc-Old
666807AW2	NORTHROP GRUMMAN CORP	NORTHROP GRUMMAN CORP	2/15/2031	7.75	Northrop Grumman Corp
667294AM4	NORTHWEST AIRLINES CORP	NORTHWEST AIRLINES CORP	3/1/2019	7.575	Northwest Airlines Corp
670874AD8	OMI CORP	OMI CORP	12/1/2013	7.625	OMI Corp
674599BV6	OCCIDENTAL PETROLEUM	OCCIDENTAL PETROLEUM	1/15/2012	6.75	Occidental Petroleum Corp
675007AE8	OCEAN RIG NORWAY AS	OCEAN RIG NORWAY AS	7/1/2013	8.375	Ocean Rig Norway AS
68233DAR8	ONCOR ELECTRIC DELIVERY	ONCOR ELECTRIC DELIVERY	9/1/2022	7	TXU Electric Delivery Co
69073TAD5	OWENS-BROCKWAY GLASS CON	OWENS-BROCKWAY GLASS CON	11/15/2012	8.75	Owens Brockway Glass Container Inc
691497AC5	OXFORD INDUSTRIES INC	OXFORD INDUSTRIES INC	6/1/2011	8.875	Oxford Industries Inc
69422PAB5	PACIFIC ENERGY PRTNR/FIN	PACIFIC ENERGY PRTNR/FIN	6/15/2014	7.125	Pacific Energy Partners LP / Pacific Energy Finance Corp
698299AM6	REPUBLIC OF PANAMA	REPUBLIC OF PANAMA	5/15/2020	10.75	Panama Government International Bond
698299AS3	REPUBLIC OF PANAMA	REPUBLIC OF PANAMA	1/16/2023	9.375	Panama Government International Bond
698465BG5	PANHANDLE EASTERN PIPELN	PANHANDLE EASTERN PIPELN	8/15/2008	4.8	Panhandle Eastern Pipe Line
701081AK7	PARKER DRILLING CO	PARKER DRILLING CO	11/15/2009	10.125	Parker Drilling Co
701081AM3	PARKER DRILLING CO	PARKER DRILLING CO	10/1/2013	9.625	Parker Drilling Co
704231AE9	PAXSON COMM	PAXSON COMM	7/15/2008	10.75	Paxson Communications Corp
704231AG4	PAXSON COMM	PAXSON COMM	1/15/2009	0	Paxson Communications Corp
708160bs4	JC PENNEY CORP INC	JC PENNEY CORP INC	4/1/2037	7.4	JC Penney Corp Inc
715638AP7	REPUBLIC OF PERU	REPUBLIC OF PERU	11/21/2033	8.75	Peru Government International Bond

716708AC6	PETROLIAM NASIONAL BERHD	PETROLIAM NASIONAL BERHD	8/15/2015	7.75	Petroliam Nasional Bhd
71676QAC0	PETROZUATA FINANCE INC	PETROZUATA FINANCE INC	4/1/2017	8.22	Petrozuata Finance Inc
718154CF2	ALTRIA GROUP INC	ALTRIA GROUP INC	1/15/2027	7.75	Altria Group Inc
726505AB6	PLAINS E&P COMPANY	PLAINS E&P COMPANY	6/15/2014	7.125	Plains Exploration & Production Co
74051CAB2	PREMIER ENT BILOXI/FINAN	PREMIER ENT BILOXI/FINAN	2/1/2012	10.75	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp
74153QAF9	PRIDE INTERNATIONAL INC	PRIDE INTERNATIONAL INC	7/15/2014	7.375	Pride International Inc
74157KAL5	PRIMEDIA INC	PRIMEDIA INC	5/15/2010	9.165	Primedia Inc
743263AD7	PROGRESS ENERGY INC	PROGRESS ENERGY INC	3/1/2011	7.1	Progress Energy Inc
743263AJ4	PROGRESS ENERGY INC	PROGRESS ENERGY INC	4/15/2012	6.85	Progress Energy Inc
74332DAA3	PROGRESS RAIL/METAL	PROGRESS RAIL/METAL	4/1/2012	7.75	Progress Rail Services Corp/Progress Metal Reclamation Co
749121BP3	QWEST COMMUNICATIONS INT	QWEST COMMUNICATIONS INT	2/15/2011	7.25	Qwest Communications International Inc
74913EAJ9	QWEST CAPITAL FUNDING	QWEST CAPITAL FUNDING	2/15/2031	7.75	Qwest Capital Funding Inc
74913gae5	QWEST CORPORATION	QWEST CORPORATION	9/1/2011	7.875	Qwest Corp
74913rah4	QWEST SERVICES CORP	QWEST SERVICES CORP	12/15/2010	13.5	Qwest Services Corp
750829AA1	RAINBOW NATL SRVCS LLC	RAINBOW NATL SRVCS LLC	9/1/2012	8.75	Rainbow National Services LLC
750829AB9	RAINBOW NATL SRVCS LLC	RAINBOW NATL SRVCS LLC	9/1/2014	10.375	Rainbow National Services LLC
755081AD8	SPECTRUM BRANDS INC	SPECTRUM BRANDS INC	10/1/2013	8.5	Spectrum Brands Inc
755111AE1	RAYTHEON CO	RAYTHEON CO	8/15/2007	6.75	Raytheon Co
755111AF8	RAYTHEON CO	RAYTHEON CO	8/15/2027	7.2	Raytheon Co
755267AC5	READER’S DIGEST ASSN INC	READER’S DIGEST ASSN INC	3/1/2011	6.5	Reader’s Digest Association Inc/The
75866HAC1	REFCO FINANCE HOLDINGS	REFCO FINANCE HOLDINGS	8/1/2012	9	Refco Finance Holdings LLC
75952BAM7	RELIANT ENERGY INC	RELIANT ENERGY INC	12/15/2014	6.75	Reliant Energy Inc
76182KAP0	RJ REYNOLDS TOBACCO HOLD	RJ REYNOLDS TOBACCO HOLD	7/15/2010	6.5	RJ Reynolds Tobacco Holdings Inc/OLD
762397AL1	RHODIA SA	RHODIA SA	6/1/2010	10.25	Rhodia SA
768369AB6	RIVER ROCK ENTERTAINMENT	RIVER ROCK ENTERTAINMENT	11/1/2011	9.75	River Rock Entertainment Authority
77531QAB4	ROGERS WIRELESS INC	ROGERS WIRELESS INC	5/1/2011	9.625	Rogers Wireless Inc
782352AC2	RUSSELL CORP	RUSSELL CORP	5/1/2010	9.25	Russell Corp
78387GAD5	SBC COMMUNICATIONS INC	SBC COMMUNICATIONS INC	3/15/2011	6.25	SBC Communications Inc
78412FAC8	SESI, L.L.C.	SESI, L.L.C.	5/15/2011	8.875	SESI LLC
786514BF5	SAFEWAY INC	SAFEWAY INC	8/15/2012	5.8	Safeway Inc
79604VAM7	SAMSONITE CORP	SAMSONITE CORP	6/1/2011	8.875	Samsonite Corp
816196AJ8	SELECT MEDICAL CORP	SELECT MEDICAL CORP	2/1/2015	7.625	Select Medical Corp
829226am1	SINCLAIR BROADCAST GROUP	SINCLAIR BROADCAST GROUP	3/15/2012	8	Sinclair Broadcast Group Inc
834260AB7	SOLO CUP COMPANY	SOLO CUP COMPANY	2/15/2014	8.5	Solo Cup Co
835415AJ9	SONAT INC	SONAT INC	7/15/2011	7.625	Sonat Inc
84762LAA3	SPECTRUM BRANDS INC	SPECTRUM BRANDS INC	2/1/2015	7.375	Spectrum Brands Inc
852060AM4	SPRINT CAPITAL CORP	SPRINT CAPITAL CORP	1/15/2007	6	Sprint Capital Corp
852060AS1	SPRINT CAPITAL CORP	SPRINT CAPITAL CORP	3/15/2012	8.375	Sprint Capital Corp
857555AL0	STATER BROTHERS HLDGS	STATER BROTHERS HLDGS	6/15/2010	7.37	Stater Brothers Holdings
857689AT0	STATION CASINOS	STATION CASINOS	3/1/2016	6.875	Station Casinos Inc
864486AB1	SUBURBAN PROPANE PARTNRS	SUBURBAN PROPANE PARTNRS	12/15/2013	6.875	Suburban Propane Partners LP/Suburban Energy Finance Corp
867363AK9	SUNGARD DATA SYSTEMS INC	SUNGARD DATA SYSTEMS INC	8/15/2015	10.25	Sungard Data Systems Inc
87203RAA0	SYSTEMS 2001 ASSET TRUST	SYSTEMS 2001 ASSET TRUST	9/15/2013	6.664	Systems 2001 AT LLC
872402AG7	TFM SA DE CV	TFM SA DE CV	6/15/2012	12.5	Grupo Transportacion Ferroviaria Mexicana SA DE CV
87922RAD4	TELCORDIA TECHNOLOGIES	TELCORDIA TECHNOLOGIES	3/15/2013	10	Telcordia Technologies Inc
88033GBA7	TENET HEALTHCARE CORP	TENET HEALTHCARE CORP	7/1/2014	9.875	Tenet Healthcare Corp
88033Gbb5	TENET HEALTHCARE CORP	TENET HEALTHCARE CORP	2/1/2015	9.25	Tenet Healthcare Corp
880349AD7	TENNECO AUTOMOTIVE INC	TENNECO AUTOMOTIVE INC	7/15/2013	10.25	Tenneco Automotive Inc
880779AS2	TEREX CORP	TEREX CORP	1/15/2014	7.375	Terex Corp
882389CB3	TEXAS EASTERN TRANSMISS	TEXAS EASTERN TRANSMISS	7/15/2007	5.25	Texas Eastern Transmission LP
882444aa0	TEXAS GENCO LLC/FINANCNG	TEXAS GENCO LLC/FINANCNG	12/15/2014	6.875	Texas Genco LLC/Texas Genco Financing Corp
892335AK6	TOYS R US	TOYS R US	4/15/2013	7.875	Toys R US Inc

902118AK4	TYCO INTL GROUP SA	TYCO INTL GROUP SA	1/15/2029	6.875	Tyco International Group SA
902118BC1	TYCO INTL GROUP SA	TYCO INTL GROUP SA	10/15/2011	6.375	Tyco International Group SA
902671AA4	UFJ FINANCE ARUBA AEC	UFJ FINANCE ARUBA AEC	7/15/2013	6.75	UFJ Finance Aruba AEC
902712AB4	UGS CORP	UGS CORP	6/1/2012	10	UGS Corp
90332UAA1	US AIRWAYS PASS-THRU TR	US AIRWAYS PASS-THRU TR	1/30/2018	6.85	US Airways Pass Through Trust
90338RAG9	US UNWIRED INC	US UNWIRED INC	6/15/2012	10	US Unwired Inc
90347XAB6	UCAR FINANCE INC	UCAR FINANCE INC	2/15/2012	10.25	Ucar Finance Inc
90348AAG4	UBIQUITEL OPERATING CO	UBIQUITEL OPERATING CO	3/1/2011	9.875	UbiquiTel Operating Co
907818CN6	UNION PACIFIC CORP	UNION PACIFIC CORP	1/15/2012	6.125	Union Pacific Corp
909317AR0	UNITED AIR LINES	UNITED AIR LINES	1/1/2014	7.783	United AirLines Inc
91086QAG3	UNITED MEXICAN STATES	UNITED MEXICAN STATES	8/15/2031	8.3	Mexico Government International Bond
91086QAN8	UNITED MEXICAN STATES	UNITED MEXICAN STATES	4/8/2033	7.5	Mexico Government International Bond
91154RAC7	US AIRWAYS INC	US AIRWAYS INC	3/1/2013	10.375	US Airways Inc
91800kab2	UTILICORP CANADA FINANCE	UTILICORP CANADA FINANCE	6/15/2011	7.75	Aquila Canada Finance Corp
91913YAE0	VALERO ENERGY CORP	VALERO ENERGY CORP	4/15/2032	7.5	Valero Energy Corp
92025RAB4	VALOR TELECOM ENTERPRISE	VALOR TELECOM ENTERPRISE	2/15/2015	7.75	Valor Telecommunications Enterprises LLC/Finance Corp
92203PAb2	VANGUARD HEALTH HLD II	VANGUARD HEALTH HLD II	10/1/2014	9	Vanguard Health Holding Co II LLC
92276MAH8	VENTAS REALTY LP/CAP CRP	VENTAS REALTY LP/CAP CRP	10/15/2014	6.625	Ventas Realty LP/Ventas Capital Corp
92344SAE0	VERIZON WIRELESS CAPITAL	VERIZON WIRELESS CAPITAL	12/15/2006	5.375	Verizon Wireless Capital LLC
927460AF2	VINTAGE PETROLEUM	VINTAGE PETROLEUM	5/15/2011	7.875	Vintage Petroleum Inc
92839UAB3	VISTEON CORP	VISTEON CORP	8/1/2010	8.25	Visteon Corp
92857TAG2	VODAFONE GROUP PLC	VODAFONE GROUP PLC	2/15/2010	7.75	Vodafone Group PLC
92926TAA2	WDAC SUBSIDIARY CORP	WDAC SUBSIDIARY CORP	12/1/2014	8.375	WDAC Subsidiary Corp
934548AE8	WARNER MUSIC GROUP	WARNER MUSIC GROUP	4/15/2014	7.375	Warner Music Group/Old
93933VAS7	WASHINGTON MUTUAL BANK	WASHINGTON MUTUAL BANK	1/15/2013	5.5	Washington Mutual Bank
94106LAG4	WASTE MANAGEMENT INC	WASTE MANAGEMENT INC	5/15/2029	7.375	Waste Management Inc
94106LAN9	WASTE MANAGEMENT INC	WASTE MANAGEMENT INC	5/15/2032	7.75	Waste Management Inc
94107UAA6	WASTE SERVICES INC.	WASTE SERVICES INC.	4/15/2014	9.5	Waste Services Inc
959053AD1	WESTERN OIL SANDS INC	WESTERN OIL SANDS INC	5/1/2012	8.375	Western Oil Sands Inc
960413AC6	WESTLAKE CHEMICAL CORP	WESTLAKE CHEMICAL CORP	7/15/2011	8.75	Westlake Chemical Corp
962166BP8	WEYERHAEUSER CO	WEYERHAEUSER CO	3/15/2012	6.75	Weyerhaeuser Co
962166BR4	WEYERHAEUSER CO	WEYERHAEUSER CO	3/15/2032	7.375	Weyerhaeuser Co
969457BB5	WILLIAMS COS INC	WILLIAMS COS INC	1/15/2031	7.5	Williams Cos Inc
969457BM1	WILLIAMS COS INC	WILLIAMS COS INC	3/15/2032	8.75	Williams Cos Inc
98372paf5	XL CAPITAL LTD	XL CAPITAL LTD	9/15/2014	5.25	XL Capital Ltd
984121BM4	XEROX CORPORATION	XEROX CORPORATION	6/15/2013	7.625	Xerox Corp
EC2288305	RUSSIAN FEDERATION	RUSSIAN FEDERATION	3/31/2030	5	Russia Government International Bond
EC8739780	MORGAN STANLEY (GAZPROM)	MORGAN STANLEY (GAZPROM)	3/1/2013	9.625	Morgan Stanley Bank AG for OAO Gazprom
RR1000142	KINGDOM OF MOROCCO	KINGDOM OF MOROCCO	1/2/2009	4.8125	Morocco Government International Bond
TT3163165	FED REPUBLIC OF BRAZIL	FED REPUBLIC OF BRAZIL	4/15/2012	5.2169	Brazilian Government International Bond
TT3258270	REPUBLIC OF PERU	REPUBLIC OF PERU	3/7/2017	5	Peru Government International Bond
911CBIAB6	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec
#03CRPJH9	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec	#N/A Sec

Cussip	NAME	NAME	MATURITY	Coupon	LONG_COMP_NAME
313586794	FANNIE MAE	FANNIE MAE	#N/A N Ap	7	Fannie Mae
313586810	FANNIE MAE	FANNIE MAE	#N/A N Ap	5.375	Fannie Mae

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund’s (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann President
Western Asset Premier Bond Fund

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann President
Western Asset Premier Bond Fund

Date: November 29, 2005

By:	/S/ MARIE K. KARPINSKI
Marie K. Karpinski Treasurer and Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: November 25, 2005